ANNUAL REPORT
APRIL 30, 2002

FRANKLIN FEDERAL
TAX-FREE INCOME FUND


    [LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
     INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                                FRANKLIN TEMPLETON. WE ENCOURAGE
                                           OUR INVESTORS TO MAINTAIN A LONG-TERM
                                               PERSPECTIVE AND REMEMBER THAT ALL
                                       SECURITIES MARKETS MOVE BOTH UP AND DOWN,
                                                 AS DO MUTUAL FUND SHARE PRICES.
                                                 WE APPRECIATE YOUR PAST SUPPORT
                                                AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.


[PHOTO OF SHEILA AMOROSO, CHARLES B. JOHNSON & RAFAEL R. COSTAS JR. OMITTED]

CHARLES B. JOHNSON, center
CHAIRMAN
FRANKLIN FEDERAL TAX-FREE INCOME FUND

SHEILA AMOROSO & RAFAEL R. COSTAS JR.
SENIOR VICE PRESIDENTS/CO-DIRECTORS
FRANKLIN MUNICIPAL BOND DEPARTMENT

--------------------------------------------------------------------------------
FRANKLINTEMPLETON.COM
[GRAPHIC OMITTED]
Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.
--------------------------------------------------------------------------------

CONTENTS

Shareholder Letter .........  1

Performance Summary ........  8

Special Feature:
Making Sense of Dividends .. 12

Municipal Bond Ratings ..... 18

Financial Highlights &
Statement of Investments ... 21

Financial Statements ....... 60

Notes to
Financial Statements ....... 63

Independent
Auditors' Report ........... 67

Tax Designation ............ 68

Board Members
and Officers ............... 69


FUND CATEGORY
[GRAPHIC OF PYRAMID OMITTED]
GLOBAL
GROWTH
GROWTH & INCOME
INCOME
TAX-FREE INCOME HIGHLIGHTED


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN FEDERAL TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX THROUGH A NATIONALLY DIVERSIFIED PORTFOLIO CONSISTING OF MUNICIPAL SECURITIES.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin Federal Tax-Free Income Fund's annual report covering the fiscal year ended April 30, 2002. During the 12 months under review, the U.S. economy weakened as gross domestic product (GDP) growth declined during the first half of 2001 before contracting at a 1.3% annualized rate in the third quarter of 2001. In response to this deteriorating economic activity and the fallout from September 11's tragic events, the Federal Reserve Board (the Fed) continued aggressively cutting interest rates, seeking to lower borrowing costs and stimulate economic growth. Seven interest rate cuts during the 12 months under review reduced the federal funds target rate from 4.50% at the beginning of the period to 1.75% on April 30, 2002, its lowest level in more than 40 years. In November 2001, the National Bureau of Economic Research signaled that the country had been in a mild recession since March 2001, ending the longest economic expansion in the nation's history. Significant, broadbased





1. These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 25.

--------------------------------------------------------------------------------
WE WELCOME OUR NEW SHAREHOLDERS WHO JOINED THE FUND DURING THE REPORTING PERIOD AS A RESULT OF THE FTI MUNICIPAL BOND FUND REORGANIZATION.
--------------------------------------------------------------------------------



and sustained downward trends in economic activity were largely to blame, with employment, industrial production and consumer and business spending dropping substantially. Consequently, consumer confidence fell to multi-year lows. However, the Fed's efforts and significant government spending contributed to a surprising turnaround in GDP growth at annualized rates of 1.7% in fourth quarter 2001 and 5.6% in first quarter 2002.

U.S. securities markets experienced mixed results in response to the war on terrorism, the Fed's actions and declining corporate and economic data. Investors' risk aversion increased, and by the end of third quarter 2001, this sentiment led to significant market volatility. The equity indexes experienced their worst quarterly decline, on a percentage basis, since the quarter that included the crash of 1987. The major stock indexes rebounded significantly from September's lows as indications of a potential economic recovery offered investors some optimism.


BOND MARKET OVERVIEW
For much of the year under review, fixed income markets, including municipal bonds, generally performed well, aided primarily by falling short-term interest rates and rising investor demand for the perceived safety of bonds versus stocks. Consequently, U.S. Treasuries slightly outperformed the Standard & Poor's 500 Composite Index, a widely used benchmark of equity market performance, during the period. The bond market's progress was not a steady rise, however, and overall the Treasury yield curve, representing yields of short- to long-term Treasuries, steepened. The 30-year Treasury bond's yield decreased slightly from 5.79% at the beginning of the year under review to 5.59% on April 30, 2002. At the same time, the 10-year Treasury note's yield dropped from 5.35% to 5.11%, and the 2-year Treasury note's yield fell from 4.28% to 3.22%. Short-term interest rates fell more substantially than long-term rates largely due to the Fed's actions and investors' economic worries.

The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, experienced volatility and ended the period lower, yielding 5.49% at the beginning of the period and 5.30% on April 30, 2002.(2) On October 31, 2001, the Fed's announcement to discontinue new issuance of 30-year debt exacerbated the already disconnected relationship between the long-term municipal market and the Treasury market, which resulted from the Fed's early-2000 introduction of its 30-year Treasury bond buyback program. Subsequently, the 30-year Treasury bond's price rose more than five points, its largest one-day point gain since the bond began trading on a regular basis; the 10-year Treasury note gained nearly one full point in response, while municipals increased marginally. Municipal bonds did benefit, however, from robust retail and institutional demand, and held up well despite widening Treasury yield spreads and an increase in new-issue supply. At the end of the reporting period, municipal bonds continued to offer attractive tax-equivalent yields over comparable taxable investments.

Municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal tax rate, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment. Predicting market cycles is very difficult, even for professional economists,



2. Source: THE BOND BUYER. The unmanaged Bond Buyer 40 is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years.



--------------------------------------------------------------------------------
WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?
FOR YIELD AND DISTRIBUTION RATE, THE TAXABLE EQUIVALENT IS THE AMOUNT A TAXABLE INVESTMENT WOULD HAVE TO EARN TO MATCH A TAX-FREE INVESTMENT SUCH AS MUNICIPAL BONDS.* YOU CAN FIND YOUR FUND'S TAXABLE EQUIVALENT DISTRIBUTION RATE AND YIELD IN THE PERFORMANCE SUMMARY.
--------------------------------------------------------------------------------

*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance. Overall, we believe our professionally managed portfolio can provide investors with high credit quality and valuable, tax-free income, for the long term.


PORTFOLIO NOTES
The decline in interest rates during the year under review contributed to the price appreciation of securities in your Fund's portfolio. Franklin Federal Tax-Free Income Fund's Class A share price, as measured by net asset value, rose to $11.81 on April 30, 2002, from $11.77 on April 30, 2001. The Fund's share prices rise and fall inversely to changes in interest rates; the income component and Fund's dividend distributions are based on the Fund's earnings from the interest paid on the securities. Over the annual period, many of our older securities paying 7% and 8% interest rates were called. We were able to reinvest the proceeds in newer securities paying less than 7%; thus, the Fund's income declined, resulting in a dividend reduction. For an in-depth discussion, please refer to the Special Feature, "Making Sense of Dividends," beginning on page 12.

The most notable portfolio change during the period was the continued increase in credit quality. Because we felt the market did not adequately compensate for the added risks of lower-quality municipal bonds, we found value in AAA-rated, insured bonds, which comprised more than 95% of the Fund's new purchases. As a result, the portfolio's credit quality improved, with securities rated AA and higher representing 66.4% of total long-term investments at period-end, up from 57.4% one year earlier.



CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
4/30/02

[PIE CHART OMITTED]
AAA                       49.6%

AA                        16.8%

A                         13.7%

BBB                       16.2%

Below Investment Grade     3.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

We found particular value in airport revenue bonds, state general obligation bonds, and water and sewer revenue bonds. Significant additions included insured revenue bonds issued by Dallas-Fort Worth International Airport and Minneapolis and St. Paul Metropolitan Airports Commission Airport. The most notable addition to the portfolio's state general obligation sector were California state general obligation bonds rated A1/A+/AA. Although California is experiencing some fiscal challenges due to the U.S. economic slowdown over the past 18 months, the state's general obligation bonds were trading at very attractive levels. These purchases maintained diversification in a broad range of sectors, helping to reduce the Fund's exposure to risk and volatility that may affect any one sector.

Keep in mind that your Fund combines the advantage of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 8 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.91%, based on an annualization of April's 5.05 cent ($0.0505) per share dividend and the maximum offering price of $12.33 on April 30, 2002. An investor in the maximum federal income tax bracket of 38.6% would need to earn 8.00% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and their taxable equivalents for Class B and C and Advisor Class shares.

When managing our municipal bond funds, we do not try to compete with the equity markets for price performance. Municipal securities are excellent providers of tax-free income and, considering these investments' low-risk nature, are not the type



--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
4/30/02

                  % OF TOTAL
                   LONG-TERM
                  INVESTMENTS
------------------------------
Utilities              21.5%

Transportation         16.5%

General Obligation     12.1%

Hospital & Health Care 11.6%

Prerefunded            11.1%

Housing                 8.1%

Corporate-Backed        6.4%

Subject to Government
Appropriations          6.1%

Other Revenue           2.5%

Tax-Supported           2.4%

Higher Education        1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND DISTRIBUTIONS
5/1/01-4/30/02

                              DIVIDEND PER SHARE
              --------------------------------------------------
MONTH           CLASS A     CLASS B      CLASS C  ADVISOR CLASS*
----------------------------------------------------------------
May           5.22 cents  4.66 cents   4.66 cents       --
June          5.22 cents  4.71 cents   4.69 cents       --
July          5.22 cents  4.71 cents   4.69 cents       --
August        5.22 cents  4.71 cents   4.69 cents       --
September     5.22 cents  4.65 cents   4.67 cents       --
October       5.22 cents  4.65 cents   4.67 cents       --
November      5.22 cents  4.65 cents   4.67 cents       --
December      5.10 cents  4.55 cents   4.53 cents       --
January       5.10 cents  4.55 cents   4.53 cents       --
February      5.10 cents  4.55 cents   4.53 cents       --
March         5.05 cents  4.50 cents   4.51 cents       --
April         5.05 cents  4.50 cents   4.51 cents    5.05 cents
-----------------------------------------------------------------
TOTAL         61.94 CENTS 55.39 CENTS  55.35 CENTS   5.05 CENTS
--------------------------------------------------------------------------------


*On 3/20/02, the Fund began offering Advisor Class shares to investors. Please see the prospectus for details.

of security that can provide much excess price return other than that resulting from interest rate declines. State and local governments are not profit-generating entities. They seek to provide broad services to their residents, and use taxes and fees to pay for such services; thus municipal securities are relatively safe investments.

Although we cannot predict interest rate cycles, we will continue to focus on obtaining the highest monthly tax-free income possible through our disciplined management approach. Overall, we believe Franklin Federal Tax-Free Income Fund can provide investors with high credit quality and valuable tax-free income, for the long term.

Thank you for investing in Franklin Federal Tax-Free Income Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,

/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin Federal Tax-Free Income Fund



/S/SIGNATURE
Sheila Amoroso



/S/SIGNATURE
Rafael R. Costas Jr.
Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department



--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                        CHANGE         4/30/02   4/30/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.04         $11.81    $11.77
DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                $0.6194

CLASS B                        CHANGE         4/30/02   4/30/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.04         $11.81    $11.77
DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                $0.5539

CLASS C                        CHANGE         4/30/02   4/30/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.04         $11.81    $11.77
DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                $0.5535

ADVISOR CLASS                  CHANGE         4/30/02   3/20/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.12         $11.82    $11.70
DISTRIBUTIONS (3/20/02-4/30/02)
Dividend Income                $0.0505
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------






              Past performance does not guarantee future results.

PERFORMANCE

--------------------------------------------------------------------------------
CLASS A                               1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +5.71%  +30.76%   +83.70%
Average Annual Total Return(2)        +1.24%   +4.59%    +5.81%
Avg. Ann. Total Return (3/31/02)(3)   -1.07%   +4.46%    +5.75%

Distribution Rate(4)           4.91%
Taxable Equivalent Distribution
  Rate(5)                      8.00%
30-Day Standardized Yield(6)   4.31%
Taxable Equivalent Yield(5)    7.02%

                                                       INCEPTION
CLASS B                               1-YEAR   3-YEAR  (1/1/99)
--------------------------------------------------------------------------------

Cumulative Total Return(1)            +5.13%  +11.36%  +12.42%
Average Annual Total Return(2)        +1.13%   +2.75%   +2.78%
Avg. Ann. Total Return (3/31/02)(3)   -1.16%   +2.30%   +2.38%

Distribution Rate(4)           4.57%
Taxable Equivalent Distribution
  Rate(5)                      7.44%
30-Day Standardized Yield(6)   3.95%
Taxable Equivalent Yield(5)    6.43%

                                                       INCEPTION
CLASS C                               1-YEAR   5-YEAR  (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +5.13%   +27.12%  +44.12%
Average Annual Total Return(2)        +3.08%    +4.71%   +5.21%
Avg. Ann. Total Return (3/31/02)(3)   +0.76%    +4.57%   +5.05%

Distribution Rate(4)           4.54%
Taxable Equivalent Distribution
  Rate(5)                      7.39%
30-Day Standardized Yield(6)   3.91%
Taxable Equivalent Yield(5)    6.37%

ADVISOR CLASS7                        1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +5.80%   +30.87%  +83.86%
Average Annual Total Return(2)        +5.80%    +5.53%   +6.28%
Avg. Ann. Total Return (3/31/02)(3)   +3.42%    +5.40%   +6.22%

Distribution Rate(4)           5.13%
Taxable Equivalent Distribution
  Rate(5)                      8.36%
30-Day Standardized Yield(6)   4.59%
Taxable Equivalent Yield(5)    7.48%
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's April monthly dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 4/30/02.

5. Taxable equivalent distribution rate and yield assume the 2002 maximum federal income tax rate of 38.6%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/02.

7. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative total return of Advisor Class shares was +1.46%.




--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.


CLASS A (5/1/92 - 4/30/02)
[LINE CHART OMITTED]

The following line graph compares the performance of the Franklin Federal
Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal Bond
Index(8), and to the CPI(8) based on a $10,000 investment from 5/1/92 to 4/30/02.


Inception:                                     9/3/85

                                           Franklin Federal            Lehman Brothers
                                         Tax-Free Income Fund-            Municipal
             Date                              Class A                    Bond Index                      CPI
-------------------------------------------------------------------------------------------------------------
           5/1/92                               9,574                       10,000                     10,000
          5/31/92                               9,713             1.18%     10,118           0.14%     10,014
          6/30/92                               9,853             1.68%     10,288           0.36%     10,050
          7/31/92                              10,186             3.00%     10,597           0.21%     10,071
          8/31/92                              10,051            -0.97%     10,494           0.28%     10,099
          9/30/92                              10,058             0.65%     10,562           0.28%     10,128
         10/31/92                               9,922            -0.98%     10,459           0.35%     10,163
         11/30/92                              10,160             1.79%     10,646           0.14%     10,177
         12/31/92                              10,313             1.02%     10,754          -0.07%     10,170
          1/31/93                              10,439             1.16%     10,879           0.49%     10,220
          2/28/93                              10,705             3.62%     11,273           0.35%     10,256
          3/31/93                              10,657            -1.06%     11,153           0.35%     10,292
          4/30/93                              10,742             1.01%     11,266           0.28%     10,320
          5/31/93                              10,809             0.56%     11,329           0.14%     10,335
          6/30/93                              10,982             1.67%     11,518           0.14%     10,349
          7/31/93                              10,996             0.13%     11,533           0.00%     10,349
          8/31/93                              11,181             2.08%     11,773           0.28%     10,378
          9/30/93                              11,295             1.14%     11,907           0.21%     10,400
         10/31/93                              11,317             0.19%     11,930           0.41%     10,443
         11/30/93                              11,267            -0.88%     11,825           0.07%     10,450
         12/31/93                              11,473             2.11%     12,075           0.00%     10,450
          1/31/94                              11,570             1.14%     12,212           0.27%     10,478
          2/28/94                              11,371            -2.59%     11,896           0.34%     10,514
          3/31/94                              11,023            -4.07%     11,412           0.34%     10,550
          4/30/94                              11,047             0.85%     11,509           0.14%     10,565
          5/31/94                              11,127             0.87%     11,609           0.07%     10,572
          6/30/94                              11,084            -0.61%     11,538           0.34%     10,608
          7/31/94                              11,241             1.83%     11,749           0.27%     10,636
          8/31/94                              11,284             0.35%     11,790           0.40%     10,679
          9/30/94                              11,173            -1.47%     11,617           0.27%     10,708
         10/31/94                              11,014            -1.78%     11,410           0.07%     10,715
         11/30/94                              10,825            -1.81%     11,204           0.13%     10,729
         12/31/94                              11,045             2.20%     11,450           0.00%     10,729
          1/31/95                              11,325             2.86%     11,778           0.40%     10,772
          2/28/95                              11,597             2.91%     12,120           0.40%     10,815
          3/31/95                              11,691             1.15%     12,260           0.33%     10,851
          4/30/95                              11,733             0.12%     12,275           0.33%     10,887
          5/31/95                              12,007             3.19%     12,666           0.20%     10,909
          6/30/95                              11,968            -0.87%     12,556           0.20%     10,930
          7/31/95                              12,062             0.95%     12,675           0.00%     10,930
          8/31/95                              12,176             1.27%     12,836           0.26%     10,959
          9/30/95                              12,240             0.63%     12,917           0.20%     10,981
         10/31/95                              12,397             1.45%     13,104           0.33%     11,017
         11/30/95                              12,585             1.66%     13,322          -0.07%     11,009
         12/31/95                              12,712             0.96%     13,450          -0.07%     11,002
          1/31/96                              12,767             0.76%     13,552           0.59%     11,066
          2/29/96                              12,716            -0.68%     13,460           0.32%     11,102
          3/31/96                              12,602            -1.28%     13,287           0.52%     11,160
          4/30/96                              12,593            -0.28%     13,250           0.39%     11,203
          5/31/96                              12,606            -0.04%     13,245           0.19%     11,224
          6/30/96                              12,737             1.09%     13,389           0.06%     11,231
          7/31/96                              12,833             0.90%     13,510           0.19%     11,252
          8/31/96                              12,843            -0.02%     13,507           0.19%     11,274
          9/30/96                              13,006             1.40%     13,696           0.32%     11,310
         10/31/96                              13,136             1.13%     13,851           0.32%     11,346
         11/30/96                              13,334             1.83%     14,104           0.19%     11,368
         12/31/96                              13,310            -0.42%     14,045           0.00%     11,368
          1/31/97                              13,343             0.19%     14,072           0.32%     11,404
          2/28/97                              13,465             0.92%     14,201           0.31%     11,439
          3/31/97                              13,340            -1.33%     14,013           0.25%     11,468
          4/30/97                              13,451             0.84%     14,130           0.12%     11,482
          5/31/97                              13,619             1.51%     14,344          -0.06%     11,475
          6/30/97                              13,753             1.07%     14,497           0.12%     11,489
          7/31/97                              14,072             2.77%     14,899           0.12%     11,502
          8/31/97                              13,989            -0.94%     14,759           0.19%     11,524
          9/30/97                              14,149             1.19%     14,934           0.25%     11,553
         10/31/97                              14,240             0.64%     15,030           0.25%     11,582
         11/30/97                              14,319             0.59%     15,118          -0.06%     11,575
         12/31/97                              14,505             1.46%     15,339          -0.12%     11,561
          1/31/98                              14,618             1.03%     15,497           0.19%     11,583
          2/28/98                              14,637             0.03%     15,502           0.19%     11,605
          3/31/98                              14,668             0.09%     15,516           0.19%     11,627
          4/30/98                              14,651            -0.45%     15,446           0.18%     11,648
          5/31/98                              14,838             1.58%     15,690           0.18%     11,669
          6/30/98                              14,906             0.39%     15,751           0.12%     11,683
          7/31/98                              14,949             0.25%     15,791           0.12%     11,697
          8/31/98                              15,127             1.55%     16,035           0.12%     11,711
          9/30/98                              15,269             1.25%     16,236           0.12%     11,725
         10/31/98                              15,264             0.00%     16,236           0.24%     11,753
         11/30/98                              15,321             0.35%     16,293           0.00%     11,753
         12/31/98                              15,366             0.25%     16,333          -0.06%     11,746
          1/31/99                              15,498             1.19%     16,528           0.24%     11,774
          2/28/99                              15,468            -0.44%     16,455           0.12%     11,789
          3/31/99                              15,512             0.14%     16,478           0.30%     11,824
          4/30/99                              15,545             0.25%     16,519           0.73%     11,910
          5/31/99                              15,488            -0.58%     16,423           0.00%     11,910
          6/30/99                              15,287            -1.44%     16,187           0.00%     11,910
          7/31/99                              15,319             0.36%     16,245           0.30%     11,946
          8/31/99                              15,159            -0.80%     16,115           0.24%     11,975
          9/30/99                              15,152             0.04%     16,122           0.48%     12,032
         10/31/99                              14,951            -1.08%     15,948           0.18%     12,054
         11/30/99                              15,075             1.06%     16,117           0.06%     12,061
         12/31/99                              14,937            -0.75%     15,996           0.00%     12,061
          1/31/00                              14,837            -0.44%     15,925           0.30%     12,097
          2/29/00                              15,016             1.16%     16,110           0.59%     12,169
          3/31/00                              15,328             2.18%     16,461           0.82%     12,268
          4/30/00                              15,253            -0.59%     16,364           0.06%     12,276
          5/31/00                              15,179            -0.52%     16,279           0.12%     12,290
          6/30/00                              15,522             2.65%     16,710           0.52%     12,354
          7/31/00                              15,718             1.39%     16,943           0.23%     12,383
          8/31/00                              15,942             1.54%     17,204           0.00%     12,383
          9/30/00                              15,893            -0.52%     17,114           0.52%     12,447
         10/31/00                              16,037             1.09%     17,301           0.17%     12,468
         11/30/00                              16,140             0.76%     17,432           0.06%     12,476
         12/31/00                              16,452             2.47%     17,863          -0.06%     12,468
          1/31/01                              16,569             0.99%     18,040           0.63%     12,547
          2/29/01                              16,645             0.32%     18,097           0.40%     12,597
          3/31/01                              16,775             0.90%     18,260           0.23%     12,626
          4/30/01                              16,637            -1.08%     18,063           0.40%     12,677
          5/31/01                              16,796             1.08%     18,258           0.45%     12,734
          6/30/01                              16,913             0.67%     18,380           0.17%     12,755
          7/31/01                              17,174             1.48%     18,652          -0.28%     12,720
          8/31/01                              17,436             1.65%     18,960           0.00%     12,720
          9/30/01                              17,310            -0.34%     18,896           0.45%     12,777
         10/31/01                              17,472             1.19%     19,121          -0.34%     12,733
         11/30/01                              17,373            -0.84%     18,960          -0.17%     12,712
         12/31/01                              17,214            -0.95%     18,780          -0.39%     12,662
          1/31/02                              17,436             1.73%     19,105           0.23%     12,691
          2/28/02                              17,599             1.20%     19,334           0.40%     12,742
          3/31/02                              17,334            -1.96%     18,955           0.56%     12,813
          4/30/02                              17,587             1.95%     19,325           0.00%     12,813
=============================================================================================================
Total Return                                   75.87%                       93.25%                     28.13%


CLASS B (1/1/99 - 4/30/02)
[LINE CHART OMITTED]

The following line graph compares the performance of the Franklin Federal
Tax-Free Income Fund - Class B to that of the Lehman Brothers Municipal Bond
Index(8), and to the CPI(8) based on a $10,000 investment from 1/1/99 to 4/30/02.

Inception:                                    1/1/99

                                          Franklin Federal          Lehman Brothers
                                        Tax-Free Income Fund-         Municipal
             Date                             Class B                 Bond Index                        CPI
-----------------------------------------------------------------------------------------------------------
           1/1/99                             10,000                     10,000                      10,000
          1/31/99                             10,086          1.19%      10,119           0.24%      10,024
          2/28/99                             10,054         -0.44%      10,074           0.12%      10,036
          3/31/99                             10,079          0.14%      10,089           0.30%      10,066
          4/30/99                             10,096          0.25%      10,114           0.73%      10,140
          5/31/99                             10,055         -0.58%      10,055           0.00%      10,140
          6/30/99                              9,920         -1.44%       9,910           0.00%      10,140
          7/31/99                              9,935          0.36%       9,946           0.30%      10,170
          8/31/99                              9,826         -0.80%       9,866           0.24%      10,194
          9/30/99                              9,817          0.04%       9,870           0.48%      10,243
         10/31/99                              9,682         -1.08%       9,764           0.18%      10,262
         11/30/99                              9,766          1.06%       9,867           0.06%      10,268
         12/31/99                              9,672         -0.75%       9,793           0.00%      10,268
          1/31/00                              9,603         -0.44%       9,750           0.30%      10,299
          2/29/00                              9,706          1.16%       9,863           0.59%      10,360
          3/31/00                              9,903          2.18%      10,078           0.82%      10,444
          4/30/00                              9,859         -0.59%      10,019           0.06%      10,451
          5/31/00                              9,806         -0.52%       9,967           0.12%      10,463
          6/30/00                             10,014          2.65%      10,231           0.52%      10,518
          7/31/00                             10,136          1.39%      10,373           0.23%      10,542
          8/31/00                             10,276          1.54%      10,533           0.00%      10,542
          9/30/00                             10,240         -0.52%      10,478           0.52%      10,597
         10/31/00                             10,328          1.09%      10,592           0.17%      10,615
         11/30/00                             10,389          0.76%      10,673           0.06%      10,621
         12/31/00                             10,585          2.47%      10,936          -0.06%      10,615
          1/31/01                             10,656          0.99%      11,045           0.63%      10,682
          2/28/01                             10,700          0.32%      11,080           0.40%      10,724
          3/31/01                             10,778          0.90%      11,180           0.23%      10,749
          4/30/01                             10,693         -1.08%      11,059           0.40%      10,792
          5/31/01                             10,782          1.08%      11,178           0.45%      10,841
          6/30/01                             10,861          0.67%      11,253           0.17%      10,859
          7/31/01                             11,015          1.48%      11,420          -0.28%      10,829
          8/31/01                             11,178          1.65%      11,608           0.00%      10,829
          9/30/01                             11,092         -0.34%      11,569           0.45%      10,877
         10/31/01                             11,191          1.19%      11,707          -0.34%      10,840
         11/30/01                             11,131         -0.84%      11,608          -0.17%      10,822
         12/31/01                             11,015         -0.95%      11,498          -0.39%      10,780
          1/31/02                             11,151          1.73%      11,697           0.23%      10,804
          2/28/02                             11,251          1.20%      11,837           0.40%      10,848
          3/31/02                             11,076         -1.96%      11,605           0.56%      10,908
          4/30/02                             10,956          1.95%      11,831           0.00%      10,908
===========================================================================================================
Total Return                                   9.56%                     18.31%                       9.08%


AVERAGE ANNUAL TOTAL RETURN

CLASS A              4/30/02
-----------------------------
1-Year                +1.24%
5-Year                +4.59%
10-Year               +5.81%



AVERAGE ANNUAL TOTAL RETURN

CLASS B              4/30/02
-----------------------------
1-Year                +1.13%
3-Year                +2.75%
Since Inception
(1/1/99)              +2.78%

Past performance does not guarantee future results.

CLASS C (5/1/95 - 4/30/02)
[LINE CHART OMITTED]

The following line graph compares the performance of the Franklin Federal
Tax-Free Income Fund - Class C to that of the Lehman Brothers Municipal Bond
Index(8), and to the CPI(8) based on a $10,000 investment from 5/1/95 to 4/30/02.

Inception:                                    5/1/95

                                          Franklin Federal          Lehman Brothers
                                        Tax-Free Income Fund-         Municipal
             Date                             Class C                 Bond Index                        CPI
-----------------------------------------------------------------------------------------------------------
           5/1/95                              9,898                     10,000                      10,000
          5/31/95                             10,127          3.19%      10,319           0.20%      10,020
          6/30/95                             10,090         -0.87%      10,229           0.20%      10,040
          7/31/95                             10,163          0.95%      10,326           0.00%      10,040
          8/31/95                             10,254          1.27%      10,458           0.26%      10,066
          9/30/95                             10,303          0.63%      10,523           0.20%      10,086
         10/31/95                             10,430          1.45%      10,676           0.33%      10,120
         11/30/95                             10,574          1.66%      10,853          -0.07%      10,112
         12/31/95                             10,685          0.96%      10,957          -0.07%      10,105
          1/31/96                             10,725          0.76%      11,041           0.59%      10,165
          2/29/96                             10,677         -0.68%      10,966           0.32%      10,198
          3/31/96                             10,576         -1.28%      10,825           0.52%      10,251
          4/30/96                             10,557         -0.28%      10,795           0.39%      10,291
          5/31/96                             10,563         -0.04%      10,791           0.19%      10,310
          6/30/96                             10,667          1.09%      10,908           0.06%      10,316
          7/31/96                             10,743          0.90%      11,006           0.19%      10,336
          8/31/96                             10,745         -0.02%      11,004           0.19%      10,356
          9/30/96                             10,885          1.40%      11,158           0.32%      10,389
         10/31/96                             10,989          1.13%      11,284           0.32%      10,422
         11/30/96                             11,140          1.83%      11,491           0.19%      10,442
         12/31/96                             11,124         -0.42%      11,443           0.00%      10,442
          1/31/97                             11,146          0.19%      11,464           0.32%      10,475
          2/28/97                             11,233          0.92%      11,570           0.31%      10,508
          3/31/97                             11,134         -1.33%      11,416           0.25%      10,534
          4/30/97                             11,220          0.84%      11,512           0.12%      10,547
          5/31/97                             11,355          1.51%      11,686          -0.06%      10,540
          6/30/97                             11,461          1.07%      11,811           0.12%      10,553
          7/31/97                             11,722          2.77%      12,138           0.12%      10,565
          8/31/97                             11,648         -0.94%      12,024           0.19%      10,586
          9/30/97                             11,766          1.19%      12,167           0.25%      10,612
         10/31/97                             11,835          0.64%      12,245           0.25%      10,639
         11/30/97                             11,905          0.59%      12,317          -0.06%      10,632
         12/31/97                             12,044          1.46%      12,497          -0.12%      10,619
          1/31/98                             12,142          1.03%      12,626           0.19%      10,640
          2/28/98                             12,151          0.03%      12,629           0.19%      10,660
          3/31/98                             12,171          0.09%      12,641           0.19%      10,680
          4/30/98                             12,143         -0.45%      12,584           0.18%      10,699
          5/31/98                             12,292          1.58%      12,783           0.18%      10,719
          6/30/98                             12,352          0.39%      12,832           0.12%      10,731
          7/31/98                             12,382          0.25%      12,865           0.12%      10,744
          8/31/98                             12,513          1.55%      13,064           0.12%      10,757
          9/30/98                             12,635          1.25%      13,227           0.12%      10,770
         10/31/98                             12,625          0.00%      13,227           0.24%      10,796
         11/30/98                             12,666          0.35%      13,274           0.00%      10,796
         12/31/98                             12,697          0.25%      13,307          -0.06%      10,789
          1/31/99                             12,800          1.19%      13,465           0.24%      10,815
          2/28/99                             12,759         -0.44%      13,406           0.12%      10,828
          3/31/99                             12,789          0.14%      13,425           0.30%      10,861
          4/30/99                             12,820          0.25%      13,458           0.73%      10,940
          5/31/99                             12,757         -0.58%      13,380           0.00%      10,940
          6/30/99                             12,586         -1.44%      13,187           0.00%      10,940
          7/31/99                             12,606          0.36%      13,235           0.30%      10,973
          8/31/99                             12,468         -0.80%      13,129           0.24%      10,999
          9/30/99                             12,467          0.04%      13,134           0.48%      11,052
         10/31/99                             12,285         -1.08%      12,992           0.18%      11,072
         11/30/99                             12,392          1.06%      13,130           0.06%      11,079
         12/31/99                             12,272         -0.75%      13,032           0.00%      11,079
          1/31/00                             12,185         -0.44%      12,974           0.30%      11,112
          2/29/00                             12,315          1.16%      13,125           0.59%      11,177
          3/31/00                             12,576          2.18%      13,411           0.82%      11,269
          4/30/00                             12,509         -0.59%      13,332           0.06%      11,276
          5/31/00                             12,442         -0.52%      13,263           0.12%      11,289
          6/30/00                             12,706          2.65%      13,614           0.52%      11,348
          7/31/00                             12,871          1.39%      13,803           0.23%      11,374
          8/31/00                             13,037          1.54%      14,016           0.00%      11,374
          9/30/00                             12,992         -0.52%      13,943           0.52%      11,433
         10/31/00                             13,103          1.09%      14,095           0.17%      11,453
         11/30/00                             13,181          0.76%      14,202           0.06%      11,460
         12/31/00                             13,430          2.47%      14,553          -0.06%      11,453
          1/31/01                             13,519          0.99%      14,697           0.63%      11,525
          2/29/01                             13,575          0.32%      14,744           0.40%      11,571
          3/31/01                             13,686          0.90%      14,877           0.23%      11,598
          4/30/01                             13,567         -1.08%      14,716           0.40%      11,644
          5/31/01                             13,679          1.08%      14,875           0.45%      11,696
          6/30/01                             13,780          0.67%      14,974           0.17%      11,716
          7/31/01                             13,974          1.48%      15,196          -0.28%      11,683
          8/31/01                             14,182          1.65%      15,447           0.00%      11,683
          9/30/01                             14,072         -0.34%      15,394           0.45%      11,736
         10/31/01                             14,198          1.19%      15,578          -0.34%      11,696
         11/30/01                             14,123         -0.84%      15,447          -0.17%      11,676
         12/31/01                             13,974         -0.95%      15,300          -0.39%      11,631
          1/31/02                             14,160          1.73%      15,565           0.23%      11,657
          2/28/02                             14,274          1.20%      15,751           0.40%      11,704
          3/31/02                             14,064         -1.96%      15,443           0.56%      11,770
          4/30/02                             14,266          1.95%      15,744           0.00%      11,770
===========================================================================================================
Total Return                                  42.66%                     57.44%                      17.70%



ADVISOR CLASS (5/1/92 - 4/30/02)(9)
[LINE CHART OMITTED]

The following line graph compares the performance of the Franklin Federal
Tax-Free Income Fund - Advisor Class(9) to that of the Lehman Brothers Municipal
Bond Index(8), and to the CPI(8) based on a $10,000 investment from 5/1/92 to 4/30/02.

Inception:                                     9/3/85

                                                       Franklin Federal                 Lehman Brothers
                                                     Tax-Free Income Fund-                 Municipal
             Date                                        Advisor Class                     Bond Index                  CPI
--------------------------------------------------------------------------------------------------------------------------
           5/1/92                                                 10,000                     10,000                 10,000
          5/31/92                               1.45%             10,145       1.18%         10,118      0.14%      10,014
          6/30/92                               1.44%             10,291       1.68%         10,288      0.36%      10,050
          7/31/92                               3.38%             10,639       3.00%         10,597      0.21%      10,071
          8/31/92                              -1.33%             10,497      -0.97%         10,494      0.28%      10,099
          9/30/92                               0.07%             10,505       0.65%         10,562      0.28%      10,128
         10/31/92                              -1.36%             10,362      -0.98%         10,459      0.35%      10,163
         11/30/92                               2.40%             10,611       1.79%         10,646      0.14%      10,177
         12/31/92                               1.51%             10,771       1.02%         10,754     -0.07%      10,170
          1/31/93                               1.22%             10,902       1.16%         10,879      0.49%      10,220
          2/28/93                               2.54%             11,179       3.62%         11,273      0.35%      10,256
          3/31/93                              -0.44%             11,130      -1.06%         11,153      0.35%      10,292
          4/30/93                               0.79%             11,218       1.01%         11,266      0.28%      10,320
          5/31/93                               0.62%             11,287       0.56%         11,329      0.14%      10,335
          6/30/93                               1.61%             11,469       1.67%         11,518      0.14%      10,349
          7/31/93                               0.13%             11,484       0.13%         11,533      0.00%      10,349
          8/31/93                               1.68%             11,677       2.08%         11,773      0.28%      10,378
          9/30/93                               1.01%             11,795       1.14%         11,907      0.21%      10,400
         10/31/93                               0.20%             11,819       0.19%         11,930      0.41%      10,443
         11/30/93                              -0.44%             11,767      -0.88%         11,825      0.07%      10,450
         12/31/93                               1.83%             11,982       2.11%         12,075      0.00%      10,450
          1/31/94                               0.84%             12,082       1.14%         12,212      0.27%      10,478
          2/28/94                              -1.72%             11,875      -2.59%         11,896      0.34%      10,514
          3/31/94                              -3.06%             11,511      -4.07%         11,412      0.34%      10,550
          4/30/94                               0.22%             11,537       0.85%         11,509      0.14%      10,565
          5/31/94                               0.72%             11,620       0.87%         11,609      0.07%      10,572
          6/30/94                              -0.39%             11,574      -0.61%         11,538      0.34%      10,608
          7/31/94                               1.41%             11,738       1.83%         11,749      0.27%      10,636
          8/31/94                               0.38%             11,782       0.35%         11,790      0.40%      10,679
          9/30/94                              -0.98%             11,667      -1.47%         11,617      0.27%      10,708
         10/31/94                              -1.43%             11,500      -1.78%         11,410      0.07%      10,715
         11/30/94                              -1.71%             11,303      -1.81%         11,204      0.13%      10,729
         12/31/94                               2.03%             11,533       2.20%         11,450      0.00%      10,729
          1/31/95                               2.54%             11,826       2.86%         11,778      0.40%      10,772
          2/28/95                               2.40%             12,109       2.91%         12,120      0.40%      10,815
          3/31/95                               0.81%             12,208       1.15%         12,260      0.33%      10,851
          4/30/95                               0.36%             12,251       0.12%         12,275      0.33%      10,887
          5/31/95                               2.33%             12,537       3.19%         12,666      0.20%      10,909
          6/30/95                              -0.32%             12,497      -0.87%         12,556      0.20%      10,930
          7/31/95                               0.78%             12,594       0.95%         12,675      0.00%      10,930
          8/31/95                               0.95%             12,714       1.27%         12,836      0.26%      10,959
          9/30/95                               0.52%             12,780       0.63%         12,917      0.20%      10,981
         10/31/95                               1.28%             12,944       1.45%         13,104      0.33%      11,017
         11/30/95                               1.52%             13,140       1.66%         13,322     -0.07%      11,009
         12/31/95                               1.01%             13,273       0.96%         13,450     -0.07%      11,002
          1/31/96                               0.43%             13,330       0.76%         13,552      0.59%      11,066
          2/29/96                              -0.40%             13,277      -0.68%         13,460      0.32%      11,102
          3/31/96                              -0.90%             13,157      -1.28%         13,287      0.52%      11,160
          4/30/96                              -0.07%             13,148      -0.28%         13,250      0.39%      11,203
          5/31/96                               0.10%             13,161      -0.04%         13,245      0.19%      11,224
          6/30/96                               1.04%             13,298       1.09%         13,389      0.06%      11,231
          7/31/96                               0.76%             13,399       0.90%         13,510      0.19%      11,252
          8/31/96                               0.07%             13,409      -0.02%         13,507      0.19%      11,274
          9/30/96                               1.27%             13,579       1.40%         13,696      0.32%      11,310
         10/31/96                               1.00%             13,715       1.13%         13,851      0.32%      11,346
         11/30/96                               1.50%             13,920       1.83%         14,104      0.19%      11,368
         12/31/96                              -0.17%             13,897      -0.42%         14,045      0.00%      11,368
          1/31/97                               0.24%             13,930       0.19%         14,072      0.32%      11,404
          2/28/97                               0.91%             14,057       0.92%         14,201      0.31%      11,439
          3/31/97                              -0.93%             13,926      -1.33%         14,013      0.25%      11,468
          4/30/97                               0.83%             14,042       0.84%         14,130      0.12%      11,482
          5/31/97                               1.25%             14,217       1.51%         14,344     -0.06%      11,475
          6/30/97                               0.99%             14,358       1.07%         14,497      0.12%      11,489
          7/31/97                               2.32%             14,691       2.77%         14,899      0.12%      11,502
          8/31/97                              -0.59%             14,604      -0.94%         14,759      0.19%      11,524
          9/30/97                               1.14%             14,771       1.19%         14,934      0.25%      11,553
         10/31/97                               0.64%             14,865       0.64%         15,030      0.25%      11,582
         11/30/97                               0.56%             14,949       0.59%         15,118     -0.06%      11,575
         12/31/97                               1.30%             15,143       1.46%         15,339     -0.12%      11,561
          1/31/98                               0.78%             15,261       1.03%         15,497      0.19%      11,583
          2/28/98                               0.13%             15,281       0.03%         15,502      0.19%      11,605
          3/31/98                               0.21%             15,313       0.09%         15,516      0.19%      11,627
          4/30/98                              -0.11%             15,296      -0.45%         15,446      0.18%      11,648
          5/31/98                               1.28%             15,492       1.58%         15,690      0.18%      11,669
          6/30/98                               0.46%             15,563       0.39%         15,751      0.12%      11,683
          7/31/98                               0.29%             15,608       0.25%         15,791      0.12%      11,697
          8/31/98                               1.19%             15,794       1.55%         16,035      0.12%      11,711
          9/30/98                               0.94%             15,943       1.25%         16,236      0.12%      11,725
         10/31/98                              -0.03%             15,938       0.00%         16,236      0.24%      11,753
         11/30/98                               0.37%             15,997       0.35%         16,293      0.00%      11,753
         12/31/98                               0.29%             16,043       0.25%         16,333     -0.06%      11,746
          1/31/99                               0.86%             16,181       1.19%         16,528      0.24%      11,774
          2/28/99                              -0.19%             16,150      -0.44%         16,455      0.12%      11,789
          3/31/99                               0.29%             16,197       0.14%         16,478      0.30%      11,824
          4/30/99                               0.21%             16,231       0.25%         16,519      0.73%      11,910
          5/31/99                              -0.36%             16,173      -0.58%         16,423      0.00%      11,910
          6/30/99                              -1.30%             15,963      -1.44%         16,187      0.00%      11,910
          7/31/99                               0.21%             15,996       0.36%         16,245      0.30%      11,946
          8/31/99                              -1.05%             15,828      -0.80%         16,115      0.24%      11,975
          9/30/99                              -0.04%             15,822       0.04%         16,122      0.48%      12,032
         10/31/99                              -1.33%             15,611      -1.08%         15,948      0.18%      12,054
         11/30/99                               0.83%             15,741       1.06%         16,117      0.06%      12,061
         12/31/99                              -0.92%             15,596      -0.75%         15,996      0.00%      12,061
          1/31/00                              -0.66%             15,493      -0.44%         15,925      0.30%      12,097
          2/29/00                               1.20%             15,679       1.16%         16,110      0.59%      12,169
          3/31/00                               2.08%             16,005       2.18%         16,461      0.82%      12,268
          4/30/00                              -0.48%             15,928      -0.59%         16,364      0.06%      12,276
          5/31/00                              -0.49%             15,850      -0.52%         16,279      0.12%      12,290
          6/30/00                               2.26%             16,209       2.65%         16,710      0.52%      12,354
          7/31/00                               1.26%             16,413       1.39%         16,943      0.23%      12,383
          8/31/00                               1.43%             16,648       1.54%         17,204      0.00%      12,383
          9/30/00                              -0.31%             16,596      -0.52%         17,114      0.52%      12,447
         10/31/00                               0.90%             16,745       1.09%         17,301      0.17%      12,468
         11/30/00                               0.64%             16,852       0.76%         17,432      0.06%      12,476
         12/31/00                               1.93%             17,178       2.47%         17,863     -0.06%      12,468
          1/31/01                               0.71%             17,300       0.99%         18,040      0.63%      12,547
          2/29/01                               0.46%             17,379       0.32%         18,097      0.40%      12,597
          3/31/01                               0.78%             17,515       0.90%         18,260      0.23%      12,626
          4/30/01                              -0.82%             17,371      -1.08%         18,063      0.40%      12,677
          5/31/01                               0.96%             17,538       1.08%         18,258      0.45%      12,734
          6/30/01                               0.70%             17,661       0.67%         18,380      0.17%      12,755
          7/31/01                               1.54%             17,933       1.48%         18,652     -0.28%      12,720
          8/31/01                               1.53%             18,207       1.65%         18,960      0.00%      12,720
          9/30/01                              -0.73%             18,074      -0.34%         18,896      0.45%      12,777
         10/31/01                               0.94%             18,244       1.19%         19,121     -0.34%      12,733
         11/30/01                              -0.57%             18,140      -0.84%         18,960     -0.17%      12,712
         12/31/01                              -0.92%             17,973      -0.95%         18,780     -0.39%      12,662
          1/31/02                               1.29%             18,205       1.73%         19,105      0.23%      12,691
          2/28/02                               0.94%             18,376       1.20%         19,334      0.40%      12,742
          3/31/02                              -1.43%             18,113      -1.96%         18,955      0.56%      12,813
          4/30/02                               1.46%             18,386       1.95%         19,325      0.00%      12,813
==========================================================================================================================
Total Return                                                      83.86%                     93.25%                 28.13%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                 4/30/02
--------------------------------
1-Year                   +3.08%

5-Year                   +4.71%

Since Inception (5/1/95) +5.21%



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(9)       4/30/02
-------------------------------
1-Year                  +5.80%

5-Year                  +5.53%

10-Year                 +6.28%



8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.

9. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.



Past performance does not guarantee future results.

Q&A

SPECIAL FEATURE:
MAKING SENSE OF DIVIDENDS


FREQUENTLY ASKED QUESTIONS ABOUT THE DIVIDEND POLICY OF FRANKLIN TAX-FREE INCOME FUNDS.

Have you ever wondered how your fund earns tax-free income and how much of that income is actually paid to you? Or, have you questioned why your monthly dividends fluctuate? Below you'll find answers to these and other commonly asked questions about dividends paid by Franklin's tax-free funds.

Q. WHAT'S FRANKLIN TAX-FREE FUNDS' DIVIDEND POLICY AND HOW DOES IT AFFECT MY DIVIDEND PAYMENTS?

A. Franklin tax-free income funds attempt to set dividends on a quarterly basis. This means that once a quarter, in March, June, September and December, we establish a fixed dividend amount per share that the funds will distribute over the next three months. While the income the funds accrue varies day-to-day, we do our best to maintain this fixed dividend each quarter to provide our shareholders with a stable income stream.





--------------------------------------------------------------------------------
              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
--------------------------------------------------------------------------------

                       NOT PART OF THE SHAREHOLDER REPORT

     As you know, our goal is to invest for high, current tax-free income. Franklin is one of the few fund companies that work to stabilize dividend payments for three months at a time. Many other tax-free funds distribute dividends on daily income they accrue each month; meaning their dividend payments can fluctuate every month.

Q. WHAT ARE THE SOURCES OF THE INCOME MY FUND DISTRIBUTES TO ME AS TAX-FREE DIVIDENDS?

A. Your fund earns tax-exempt interest income from its investments in municipal securities, or bonds. A municipal bond is an IOU issued by state and local government agencies to raise money to fund public projects. The issuing municipality makes interest payments to bondholders, in this case the fund, to compensate them for the use of their money until the bond is repaid.

     Franklin's tax-free funds pay you this investment income as tax-free dividends, less various operating expenses. As you know, these dividends are usually free from federal income taxes.* For a state-specific fund, they may also be free from that state's personal income taxes as well, to the extent dividends are earned from interest on that state's tax-free obligations.*

     Sometimes, the fund may also pay you accumulated dividends that were not previously distributed.

*Alternative minimum taxes may apply.


                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHAT OTHER FACTORS CAN AFFECT MY MONTHLY DIVIDENDS?

A. Generally, interest rates are the biggest determinant of a tax-free fund's earnings level and the amount of dividends paid to you. For example, when interest rates decline, a fund's investment earnings will decline, as cash flow into the fund must be invested at the lower rates. This means dividend payments will also decrease. However, since bond prices tend to move in the opposite direction of interest rates, your fund's net asset value (NAV) will tend to increase, causing your shares to appreciate in price. Similarly, when interest rates rise, the ability of the funds to increase their dividends will rise.

     Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. Strong economic growth can lead to inflation, and the Federal Reserve may raise interest rates to cool the economy, as we saw last year. On the other hand, if the economy slows down, the Federal Reserve may lower interest rates to stimulate economic growth, as happened earlier this year.

     Credit quality and maturity periods of the securities in a fund's portfolio also play a role in determining the amount of income available to distribute to shareholders, as explained below.







                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHY DO SOME TAX-FREE FUNDS PAY HIGHER DIVIDENDS THAN OTHERS?

A. Dividends are directly related to the composition of a fund's portfolio. First, the credit quality of securities held helps determine a fund's dividend payment ability. High-yield municipal bond funds, for example, can have higher dividend distributions than other tax-free funds. This is because they hold lower credit-quality municipal bonds that must pay higher yields than other securities to compensate investors for taking on additional risk. However, they're also subject to higher risk than funds that hold higher quality bonds in their portfolios.

     Similarly, long-term bond holdings in a fund's portfolio tend to pay higher interest income than short-term bonds to compensate for uncertainty associated with the future.

Q. HOW HAS THE CURRENT DECLINING INTEREST RATE ENVIRONMENT AFFECTED MONTHLY DIVIDEND PAYMENTS?

A. When interest rates decline, municipal bond issuers often "call," or redeem, their higher-yielding bonds and replace them with new, lower-yielding securities so they can reduce the amount of interest they have to pay on the debt. Most municipal bonds are callable within 10 to 12 years after they're issued. Because interest rates have generally been declining over the past 15 years, our funds are experiencing bond calls on older, higher-income securities.




                       NOT PART OF THE SHAREHOLDER REPORT

     Consequently, many of Franklin's tax-free funds have had to reinvest proceeds from these called bonds into lower-yielding bonds, resulting in lower earnings (dividends). Because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

     As you can see in the chart below, in the late 1980s and early 1990s, we were able to invest assets at approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at approximately 5.30%. Because we cannot invest cash flow at the higher levels, we've had to reduce dividends. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

     Many of the securities being called today have provided high levels of income over the past 10 years, as interest rates have trended down. Though we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.

MONTHLY YIELDS OF BOND BUYER 40
[LINE CHART OMITTED]

The following line graph tracks the monthly yields of the Bond Buyer 40 from 1/85 to 4/02.


         Bond Buyer
 Date     40 Yields
-------------------
 Jan 85     10.35%
 Feb 85     10.20%
 Mar 85     10.01%
 Apr 85      9.50%
 May 85      9.43%
 Jun 85      9.40%
 Jul 85      9.45%
 Aug 85      9.80%
 Sep 85      9.49%
 Oct 85      9.24%
 Nov 85      8.92%
 Dec 85      8.48%
 Jan 86      8.04%
 Feb 86      7.82%
 Mar 86      7.92%
 Apr 86      8.14%
 May 86      7.90%
 Jun 86      7.96%
 Jul 86      7.88%
 Aug 86      7.41%
 Sep 86      7.56%
 Oct 86      7.36%
 Nov 86      7.19%
 Dec 86      7.18%
 Jan 87      7.11%
 Feb 87      7.05%
 Mar 87      7.18%
 Apr 87      8.10%
 May 87      8.29%
 Jun 87      8.19%
 Jul 87      8.17%
 Aug 87      8.16%
 Sep 87      8.87%
 Oct 87      8.72%
 Nov 87      8.62%
 Dec 87      8.40%
 Jan 88      7.97%
 Feb 88      7.85%
 Mar 88      8.17%
 Apr 88      8.17%
 May 88      8.20%
 Jun 88      8.04%
 Jul 88      8.05%
 Aug 88      8.11%
 Sep 88      7.89%
 Oct 88      7.73%
 Nov 88      7.90%
 Dec 88      7.74%
 Jan 89      7.66%
 Feb 89      7.73%
 Mar 89      7.79%
 Apr 89      7.58%
 May 89      7.46%
 Jun 89      7.29%
 Jul 89      7.16%
 Aug 89      7.36%
 Sep 89      7.47%
 Oct 89      7.38%
 Nov 89      7.24%
 Dec 89      7.25%
 Jan 90      7.45%
 Feb 90      7.40%
 Mar 90      7.52%
 Apr 90      7.74%
 May 90      7.53%
 Jun 90      7.50%
 Jul 90      7.35%
 Aug 90      7.64%
 Sep 90      7.79%
 Oct 90      7.71%
 Nov 90      7.47%
 Dec 90      7.47%
 Jan 91      7.39%
 Feb 91      7.36%
 Mar 91      7.34%
 Apr 91      7.26%
 May 91      7.21%
 Jun 91      7.21%
 Jul 91      7.11%
 Aug 91      6.97%
 Sep 91      6.89%
 Oct 91      6.85%
 Nov 91      6.90%
 Dec 91      6.66%
 Jan 92      6.72%
 Feb 92      6.76%
 Mar 92      6.76%
 Apr 92      6.74%
 May 92      6.63%
 Jun 92      6.49%
 Jul 92      6.19%
 Aug 92      6.35%
 Sep 92      6.39%
 Oct 92      6.68%
 Nov 92      6.42%
 Dec 92      6.39%
 Jan 93      6.31%
 Feb 93      6.01%
 Mar 93      6.04%
 Apr 93      5.96%
 May 93      5.89%
 Jun 93      5.76%
 Jul 93      5.78%
 Aug 93      5.60%
 Sep 93      5.47%
 Oct 93      5.48%
 Nov 93      5.65%
 Dec 93      5.52%
 Jan 94      5.45%
 Feb 94      5.77%
 Mar 94      6.36%
 Apr 94      6.37%
 May 94      6.40%
 Jun 94      6.47%
 Jul 94      6.33%
 Aug 94      6.36%
 Sep 94      6.58%
 Oct 94      6.85%
 Nov 94      7.16%
 Dec 94      6.92%
 Jan 95      6.66%
 Feb 95      6.42%
 Mar 95      6.37%
 Apr 95      6.35%
 May 95      6.10%
 Jun 95      6.28%
 Jul 95      6.19%
 Aug 95      6.11%
 Sep 95      6.07%
 Oct 95      5.91%
 Nov 95      5.74%
 Dec 95      5.56%
 Jan 96      5.57%
 Feb 96      5.71%
 Mar 96      5.96%
 Apr 96      6.05%
 May 96      6.09%
 Jun 96      6.01%
 Jul 96      5.98%
 Aug 96      6.02%
 Sep 96      5.89%
 Oct 96      5.83%
 Nov 96      5.66%
 Dec 96      5.72%
 Jan 97      5.82%
 Feb 97      5.76%
 Mar 97      5.95%
 Apr 97      5.89%
 May 97      5.74%
 Jun 97      5.69%
 Jul 97      5.40%
 Aug 97      5.55%
 Sep 97      5.47%
 Oct 97      5.40%
 Nov 97      5.36%
 Dec 97      5.25%
 Jan 98      5.19%
 Feb 98      5.24%
 Mar 98      5.27%
 Apr 98      5.39%
 May 98      5.22%
 Jun 98      5.22%
 Jul 98      5.26%
 Aug 98      5.11%
 Sep 98      4.99%
 Oct 98      5.13%
 Nov 98      5.10%
 Dec 98      5.16%
 Jan 99      5.09%
 Feb 99      5.17%
 Mar 99      5.23%
 Apr 99      5.28%
 May 99      5.37%
 Jun 99      5.53%
 Jul 99      5.59%
 Aug 99      5.78%
 Sep 99      5.89%
 Oct 99      6.08%
 Nov 99      6.12%
 Dec 99      6.22%
 Jan 00      6.31%
 Feb 00      6.17%
 Mar 00      5.94%
 Apr 00      6.00%
 May 00      6.13%
 Jun 00      5.91%
 Jul 00      5.79%
 Aug 00      5.72%
 Sep 00      5.82%
 Oct 00      5.74%
 Nov 00      5.75%
 Dec 00      5.47%
 Jan 01      5.45%
 Feb 01      5.40%
 Mar 01      5.30%
 Apr 01      5.49%
 May 01      5.42%
 Jun 01      5.38%
 Jul 01      5.25%
 Aug 01      5.12%
 Sep-01      5.22%
 Oct-01      5.20%
 Nov-01      5.30%
 Dec-01      5.44%
 Jan-02      5.33%
 Feb-02      5.25%
 Mar-02      5.41%
 Apr-02      5.30%



Source: S&P Micropal (Bond Buyer 40, as of 4/30/02).
One cannot invest in an index; indexes are unmanaged.


                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHAT OTHER TYPES OF INCOME CAN MY FUND DISTRIBUTE?

A. Your fund also earns income from short- and long-term capital gains, which are taxable to shareholders, whether you reinvest them or receive them as cash. Though we work to reduce capital gains, in periods of sustained low interest rates, they are often unavoidable.

     While short-term capital gains (on securities held in a portfolio for 12 months or less) are treated as ordinary income distributions and taxed at regular income tax rates, long-term capital gains (on securities held in a portfolio for more than 12 months) are taxed at lower rates. Sometimes, a fund may invest part of its portfolio in private activity bonds, which are basically municipal bonds issued to finance private activity. Interest earned from such bonds is exempt from federal income tax, but it's a preference item when calculating your alternative minimum tax (AMT) liability. So, as required by the Internal Revenue Code, this income must be added to your regular tax income to calculate your AMT income and AMT tax liability, if any.

     In case your fund makes any capital gains distributions, you can find the exact amount of the distributions on your Form 1099. For complete information on your tax liabilities, we suggest you consult a qualified tax professional.


                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                                 DIVQ INS 06/02


                       NOT PART OF THE SHAREHOLDER REPORT

MUNICIPAL BOND RATINGS




MOODY'S
AAA: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

CA: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P
AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                              CLASS A
                                                         -------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
                                                         -------------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                         -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................       $11.77     $11.41     $12.31     $12.25     $11.90
                                                         -------------------------------------------------------
Income from investment operations:
 Net investment income(a) ............................          .62        .65        .66        .67        .69
 Net realized and unrealized gains (losses) ..........          .04        .36       (.89)       .06        .35
                                                         -------------------------------------------------------
Total from investment operations .....................          .66       1.01       (.23)       .73       1.04
                                                         -------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.62)      (.65)      (.66)      (.67)      (.69)
 Net realized gains ..................................           --         --       (.01)        --         --
                                                         -------------------------------------------------------
Total distributions ..................................         (.62)      (.65)      (.67)      (.67)      (.69)
                                                         -------------------------------------------------------
Net asset value, end of year .........................       $11.81     $11.77     $11.41     $12.31     $12.25
                                                         -------------------------------------------------------

Total return(b) ......................................         5.71%      9.07%     (1.87%)     6.10%      8.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $6,633,281 $6,431,800 $6,321,014 $7,170,226 $7,022,961
Ratios to average net assets:
 Expenses ............................................          .59%       .60%       .60%       .60%       .59%
 Net investment income ...............................         5.20%      5.54%      5.64%      5.41%      5.70%
Portfolio turnover rate ..............................        12.95%      9.79%     16.63%      9.90%     14.54%



(a) Based on average shares outstanding effective year ended April 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                                    CLASS B
                                                                   ------------------------------------------
                                                                             YEAR ENDED APRIL 30,
                                                                   ------------------------------------------
                                                                         2002       2001      2000     1999(d)
                                                                   ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................       $11.77     $11.41    $12.30    $12.39
                                                                   ------------------------------------------
Income from investment operations:
 Net investment income(a) ......................................          .55        .58       .59       .23
 Net realized and unrealized gains (losses) ....................          .04        .37      (.88)     (.11)
                                                                   ------------------------------------------
Total from investment operations ...............................          .59        .95      (.29)      .12
                                                                   ------------------------------------------
Less distributions from:
 Net investment income .........................................         (.55)      (.59)     (.59)     (.21)
 Net realized gains ............................................           --         --      (.01)       --
                                                                   ------------------------------------------
Total distributions ............................................         (.55)      (.59)     (.60)     (.21)
                                                                   ------------------------------------------
Net asset value, end of year ...................................       $11.81     $11.77    $11.41    $12.30
                                                                   ------------------------------------------
Total return(b) ................................................         5.13%      8.47%    (2.35%)     .96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................     $220,757   $120,639   $66,158   $27,988
Ratios to average net assets:
 Expenses ......................................................         1.16%      1.16%     1.17%     1.17%(c)
 Net investment income .........................................         4.63%      4.96%     5.10%     4.86%(c)
Portfolio turnover rate ........................................        12.95%      9.79%    16.63%     9.90%


(a) Based on average shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period January 1, 1999 (effective date) to April 30, 1999.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                               CLASS C
                                                          ---------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                          ---------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                          ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................     $11.77    $11.41     $12.31    $12.24    $11.90
                                                          ---------------------------------------------------
Income from investment operations:
 Net investment income(a) ..............................        .55       .58        .59       .60       .63
 Net realized and unrealized gains (losses) ............        .04       .36       (.89)      .07       .33
                                                          ---------------------------------------------------
Total from investment operations .......................        .59       .94       (.30)      .67       .96
                                                          ---------------------------------------------------
Less distributions from:
 Net investment income .................................       (.55)     (.58)      (.59)     (.60)     (.62)
 Net realized gains ....................................         --        --       (.01)       --        --
                                                          ---------------------------------------------------
Total distributions ....................................       (.55)     (.58)      (.60)     (.60)     (.62)
                                                          ---------------------------------------------------
Net asset value, end of year ...........................     $11.81    $11.77     $11.41    $12.31    $12.24
                                                          ---------------------------------------------------

Total return(b) ........................................       5.13%     8.46%     (2.43%)    5.58%     8.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $320,087  $242,255   $200,120  $212,474  $135,195
Ratios to average net assets:
 Expenses ..............................................       1.16%     1.16%      1.17%     1.17%     1.17%
 Net investment income .................................       4.63%     4.97%      5.07%     4.83%     5.12%
Portfolio turnover rate ................................      12.95%     9.79%     16.63%     9.90%    14.54%



(a) Based on average shares outstanding effective year ended April 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                             ADVISOR CLASS
                                                            ----------------
                                                             PERIOD ENDED
                                                            APRIL 30, 2002(d)
                                                            -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................        $11.70
                                                             --------------
Income from investment operations:
 Net investment income(a) ................................           .07
 Net realized and unrealized gain ........................           .10
                                                             --------------
Total from investment operations .........................           .17
                                                             --------------
Less distributions from:
 Net investment income ...................................          (.05)
 Net realized gain .......................................            --
                                                             --------------
Total distributions ......................................          (.05)
                                                             --------------
Net asset value, end of period ...........................        $11.82
                                                             --------------

Total return(b) ..........................................          1.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................       $84,479
Ratios to average net assets:
 Expenses ................................................           .51%(c)
 Net investment income ...................................          5.17%(c)
Portfolio turnover rate ..................................         12.95%



(a) Based on average shares outstanding.

(b) Total return is not annualized for periods less than one year.

(c) Annualized

(d) For the period March 20, 2002 (effective date) to April 30, 2002.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.1%
BONDS 94.2%
ALABAMA .9%
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ....................    $ 3,555,000         $   3,612,627
Alabama State GO, Series A, 4.50%, 6/01/04 ......................................      1,030,000             1,070,798
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured,
   5.125%, 6/01/28 ..............................................................      7,000,000             6,713,140
Courtland IDB,
   PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 .........      5,000,000             5,023,450
   Solid Waste Disposal Revenue, Champion International Corp. Project,
   Refunding, 6.00%, 8/01/29 ....................................................     12,000,000            11,793,240
Courtland IDBR,
   Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 ...........     12,000,000            12,369,360
   Solid Waste Disposal Revenue, Champion International Corp. Project,
   Refunding, Series A, 6.70%, 11/01/29 .........................................      4,000,000             4,160,800
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding,
   5.45%, 9/01/14 ...............................................................      1,445,000             1,425,767
Jefferson County Sewer Revenue, Capital Improvement wts., Series A,
   FGIC Insured, 5.375%, 2/01/36 ................................................      9,700,000             9,715,908
Mcintosh IDB, Environmental Improvement Revenue, CIBA Specialty, Refunding,
   Series C, 5.375%, 6/01/28 ....................................................      2,750,000             2,629,275
University of Alabama, University Revenue Hospital, Series A, MBIA Insured,
   5.875%, 9/01/31 ..............................................................      5,000,000             5,209,000
                                                                                                         -------------
                                                                                                            63,723,365
                                                                                                         -------------
ALASKA 1.0%
Alaska State HFC Revenue, Refunding, Series A, MBIA Insured,
   6.00%, 12/01/15 ..............................................................      2,460,000             2,553,529
   6.10%, 12/01/37 ..............................................................     29,000,000            29,700,060
Alaska State HFC,
   Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ....................      1,190,000             1,214,562
   Series A, Pre-Refunded, 6.60%, 12/01/23 ......................................      8,000,000             8,365,520
   Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 .....................     14,535,000            15,071,778
Alaska State International Airports Revenues, Series B, AMBAC Insured,
   5.25%, 10/01/27 ..............................................................     15,000,000            14,710,500
Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project,
   Pre-Refunded, 6.75%, 12/01/08 ................................................      3,500,000             3,670,240
   Refunding, ETM, 6.50%, 12/01/02 ..............................................        890,000               914,386
                                                                                                         -------------
                                                                                                            76,200,575
                                                                                                         -------------
ARIZONA 1.4%
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ........................      3,340,000             1,002,000
Maricopa County IDA,
   Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
   Series A, 5.00%, 7/01/16 .....................................................     23,000,000            20,857,780
   Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 .............     20,000,000            19,777,200
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
   5.75%, 1/01/25 ...............................................................     22,500,000            23,511,825
Salt River Project Arizona Agriculture Improvement and Power District
   Electric Systems Revenue, Salt River Project,
   Refunding, Series A, 5.125%, 1/01/27 .........................................     35,000,000            34,682,900
                                                                                                         -------------
                                                                                                            99,831,705
                                                                                                         -------------
ARKANSAS 1.3%
Arkansas GO, Waste Disposal and Pollution, Refunding, Series B,
   6.25%, 7/01/20 ...............................................................        130,000               130,820
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured,
   5.80%, 1/01/23 ...............................................................        420,000               427,342
Arkansas State Development Finance Authority Revenue, White River Medical
   Center Project, 5.60%, 6/01/24 ...............................................      1,200,000             1,133,220
Arkansas State Development Finance Authority SFMR, MBS Program,
   Series B, 6.10%, 1/01/29 .....................................................        790,000               805,926
   Series D, 6.85%, 1/01/27 .....................................................         70,000                73,009

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)

                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS (CONT.)
Arkansas State Development Finance Authority Wastewater System Revenue,
   Revolving Loan Fund,
   Series A, 5.85%, 12/01/19 ....................................................    $ 1,000,000         $   1,111,750
Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
   6.25%, 6/01/10 ...............................................................        500,000               528,815
   5.60%, 6/01/14 ...............................................................        325,000               332,472
Blytheville Solid Waste Recycling and Sewage Treatment Revenue, Nucor Corp.
   Project, 6.375%, 1/01/23 .....................................................        100,000               102,659
Camden Environmental Improvement Revenue, International Paper Co. Project,
   Series A, 7.625%, 11/01/18 ...................................................        250,000               266,955
Desha County Residential Housing Facilities Board SFMR, Refunding,
   7.50%, 4/01/11 ...............................................................      1,110,000             1,152,191
Fort Smith Water and Sewer Revenue, Refunding and Construction,
   MBIA Insured, 6.00%, 10/01/12 ................................................        130,000               139,753
Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured,
   Pre-Refunded, 6.60%, 4/01/19 .................................................        130,000               139,958
Jefferson County PCR,
   Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ..............      1,865,000             1,903,736
   Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ....................      7,900,000             7,817,682
Jonesboro City Water and Light Plant Public Utilities System Revenue,
   Refunding, AMBAC Insured, 5.25%, 12/01/13 ....................................        200,000               205,942
Little River County Revenue, Georgia-Pacific Corp. Project, Refunding,
   5.60%, 10/01/26 ..............................................................     12,150,000            10,527,611
Little Rock Municipal Airport Revenue, Refunding, MBIA Insured,
   6.00%, 11/01/14 ..............................................................        130,000               132,339
Pine Bluff Environmental Improvement Revenue, International Paper Co.
   Project, Series B, 5.55%, 11/01/22 ...........................................        500,000               478,200
Pope County PCR,
   Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 .............     60,500,000            60,542,955
   Power and Light Co. Project, Refunding, 6.30%, 12/01/16 ......................      2,600,000             2,681,614
Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St.
   Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ...........        125,000               142,843
Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding,
   Series A, GNMA Secured, 6.50%, 10/20/29 ......................................        600,000               623,208
Saline County Hospital Revenue, Refunding, Connie Lee Insured,
   6.00%, 9/01/19 ...............................................................        700,000               754,985
Saline County Retirement Housing and Healthcare Facilities Board
   Revenue, Refunding, AMBAC Insured, 5.80%, 6/01/11 ............................        195,000               209,169
University of Central Arkansas Academic Facilities Revenue,
   Series B, AMBAC Insured, 5.875%, 4/01/16 .....................................        250,000               267,885
   Series C, AMBAC Insured, 6.00%, 4/01/21 ......................................      1,000,000             1,079,370
University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
   6.00%, 4/01/21 ...............................................................      1,000,000             1,079,370
   6.125%, 4/01/26 ..............................................................      1,200,000             1,307,868
University of Central Arkansas Housing System Revenue, Refunding, Series A,
   AMBAC Insured, 6.00%, 4/01/21 ................................................      1,000,000             1,079,370
                                                                                                         -------------
                                                                                                            97,179,017
                                                                                                         -------------
CALIFORNIA 4.1%
Alhambra COP, Clubhouse Facility Project, 11.25%,
   1/01/08 ......................................................................        410,000               415,416
   1/01/09 ......................................................................        455,000               460,974
   1/01/10 ......................................................................        500,000               506,605
Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 ...............      4,975,000             5,168,478
California Educational Facilities Authority Revenue,
   National University, Connie Lee Insured, 6.00%, 5/01/09 ......................      3,580,000             3,872,844
   Pooled College and University Projects, Series B, 6.00%, 12/01/20 ............      6,025,000             6,273,230

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)

                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
California GO, Refunding, 5.00%, 2/01/26 ........................................    $27,000,000         $  25,770,690
California Health Facilities Financing Authority Revenue, St. Francis
   Medical Center, Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 ..........      2,800,000             3,129,504
California State GO,
   5.90%, 5/01/08 ...............................................................        235,000               251,102
   6.00%, 5/01/18 ...............................................................        535,000               575,607
   6.00%, 5/01/20 ...............................................................        850,000               920,219
   5.90%, 4/01/23 ...............................................................      1,200,000             1,254,036
   5.00%, 2/01/32 ...............................................................     50,000,000            47,121,500
   Refunding, 5.125%, 6/01/25 ...................................................     25,000,000            24,323,000
Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ..........................      8,240,000             8,953,502
Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994,
   8.75%, 7/01/10 ...............................................................        920,000             1,011,844
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Refunding, MBIA Insured, 5.75%, 1/15/40 ......................................     20,000,000            19,876,000
   senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ..........................     39,240,000            44,968,648
Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured,
   6.55%, 1/01/27 ...............................................................      3,180,000             3,312,701
Los Angeles Regional Airports Improvement Corp. Lease Revenue,
   Facilities Sub-Lease, International Airport, Refunding,
   6.35%, 11/01/25 ..............................................................     18,500,000            17,284,180
   United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ..........      8,400,000             6,930,336
Pomona PFA, Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ....................      4,000,000             4,277,320
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
   FSA Insured, 6.75%, 7/01/24 ..................................................      7,075,000             7,816,885
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
 Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 ...........................     12,680,000            14,223,283
San Francisco City and County Sewer Revenue, Series A, FGIC Insured,
   5.90%, 10/01/20 ..............................................................     10,380,000            10,955,882
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
   5.00%, 1/01/33 ...............................................................      5,000,000             4,358,800
   Pre-Refunded, 7.00%, 1/01/30 .................................................     16,785,000            17,703,475
University of California Revenues, Research Facilities, Series B,
   Pre-Refunded, 6.55%, 9/01/24 .................................................     11,780,000            12,738,892
Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ...................      2,405,000             2,549,372
                                                                                                         -------------
                                                                                                           297,004,325
                                                                                                         -------------
COLORADO 2.9%
Colorado Health Facilities Authority Revenue,
   Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .......................      2,000,000             1,863,720
   Kaiser Permanente, Series A, 5.35%, 11/01/16 .................................     13,250,000            13,197,133
   Kaiser Permanente, Series B, 5.35%, 8/01/15 ..................................     20,200,000            20,264,640
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior
   Series A, MBIA Insured, 5.00%, 9/01/21 .......................................     12,715,000            12,605,270
Colorado Water Resource Power Development Authority Clean Water Revenue, Series
   A, 5.50%, 9/01/09 ............................................................      1,250,000             1,380,525
Denver City and County Airport Revenue,
   Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ...........................     43,000,000            42,889,060
   Series A, 7.50%, 11/15/23 ....................................................     13,590,000            14,638,604
   Series A, Pre-Refunded, 7.50%, 11/15/23 ......................................      2,930,000             3,335,424
   Series A, Pre-Refunded, 7.50%, 11/15/12 ......................................     11,200,000            11,769,632
   Series A, Pre-Refunded, 7.25%, 11/15/25 ......................................      8,060,000             8,459,292
   Series A, Pre-Refunded, 7.25%, 11/15/25 ......................................     16,465,000            17,280,676

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
COLORADO (CONT.)
Denver City and County Airport Revenue, (cont.)
   Series B, 7.25%, 11/15/23 ....................................................    $ 2,120,000         $   2,191,741
   Series B, Pre-Refunded, 7.25%, 11/15/23 ......................................        530,000               555,816
Denver City and County School District No. 1 COP, Denver School Facilities
   Leasing Corp., AMBAC Insured, 5.50%, 12/15/08 ................................      1,000,000             1,076,140
Denver City and County Special Facilities Airport Revenue, United Airlines
   Inc. Project, Series A, 6.875%, 10/01/32 .....................................     47,980,000            31,426,900
Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured,
   5.95%, 4/01/29 ...............................................................     11,400,000            11,797,518
Northwest Parkway Public Highway Revenue, Series A, AMBAC Insured,
   5.125%, 6/15/31 ..............................................................      7,500,000             7,371,450
University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured,
   5.00%, 11/15/29 ..............................................................      8,500,000             8,180,230
                                                                                                         -------------
                                                                                                           210,283,771
                                                                                                         -------------
CONNECTICUT
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
   5.80%, 8/20/39 ...............................................................      2,770,000             2,878,307
                                                                                                         -------------
DELAWARE .1%
Delaware GO, Refunding, Series A, 4.50%, 8/01/07 ................................      2,050,000             2,154,366
Delaware State EDA Revenue, Water Development, Wilmington, Refunding,
   Series B, 6.45%, 12/01/07 ....................................................      1,160,000             1,315,034
Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ......      2,000,000             2,156,300
                                                                                                         -------------
                                                                                                             5,625,700
                                                                                                         -------------
FLORIDA 2.7%
Bay County Resource Recovery Revenue,
   Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 .........................      2,100,000             2,159,115
   Series B, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 .........................     11,020,000            11,330,213
Broward County School Board COP, Series A, FSA Insured, 5.25%, 7/01/24 ..........     25,000,000            25,095,750
Callaway/Bay County Wastewater Systems Revenue, Series A,
   FGIC Insured, 6.00%, 9/01/26 .................................................        695,000               747,855
Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
   Refunding, Series A-2, AMBAC Insured, 5.75%, 11/15/29 .............. .........     10,000,000            10,459,100
Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
   6.40%, 6/01/19 ...............................................................     22,475,000            22,786,728
   Series D, 5.75%, 6/01/22 .....................................................     10,000,000            10,639,000
   Series D, 6.00%, 6/01/23 .....................................................     17,500,000            19,787,775
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/26 ..................     20,000,000            19,476,400
Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ..............      5,000,000             4,820,800
Miami-Dade County School Board COP, Series A, MBIA Insured,
   5.125%, 5/01/26 ..............................................................     17,625,000            17,373,668
Orlando Utilities Commission Water and Electric Revenue, Refunding,
   5.00%, 10/01/22 ..............................................................      7,500,000             7,405,200
Palm Beach County School Board COP, Series A, FGIC Insured, 6.00%, 8/01/23 ......      5,100,000             5,862,297
St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA
   Insured, 6.20%,
   10/01/02 .....................................................................        940,000               957,587
   10/01/03 .....................................................................      1,005,000             1,061,250
   10/01/04 .....................................................................      1,065,000             1,156,622
   10/01/05 .....................................................................      1,130,000             1,248,695
   10/01/06 .....................................................................      1,200,000             1,336,956
   10/01/07 .....................................................................      1,275,000             1,412,190
   10/01/08 .....................................................................      1,355,000             1,500,798
   10/01/12 .....................................................................      6,300,000             6,977,880


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)

                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
   10/01/26 .....................................................................    $10,000,000         $   9,738,200
   10/01/31 .....................................................................     10,000,000             9,641,600
                                                                                                         -------------
                                                                                                           192,975,679
                                                                                                         -------------
GEORGIA 1.6%
Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured,
   5.50%, 1/01/26 ...............................................................     18,295,000            18,748,167
Atlanta Development Authority Revenue, Yamacraw Design Center Project,
   Series A, MBIA Insured, 5.125%, 1/01/27 ......................................      5,000,000             4,961,600
Atlanta Water and Wastewater Revenue, Refunding, Series A,
   MBIA Insured, 5.00%, 11/01/33 ................................................     20,000,000            19,263,600
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle,
   1st Series, 5.40%, 5/01/34 ...................................................     15,705,000            15,516,383
De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 .........................     12,000,000            12,043,680
Fulton County Development Authority Special Facilities Revenue, Delta
   Airlines Inc. Project, Refunding, 6.85%, 11/01/07 ............................      3,400,000             3,389,256
   6.95%, 11/01/12 ..............................................................      5,500,000             5,431,635
Georgia Municipal Electric Authority Power Revenue,
   Series B, 6.375%, 1/01/16 ....................................................     14,000,000            14,451,080
   Series EE, 6.40%, 1/01/23 ....................................................      6,325,000             6,796,466
Georgia State HFAR, Homeownership Opportunity Program, Series C,
   6.60%, 12/01/23 ..............................................................      2,365,000             2,427,625
Gwinnett County Hospital Authority Revenue Anticipation Certificates,
   Gwinnett Hospital Systems Inc. Project, Series B, MBIA Insured,
   5.30%, 9/01/27 ...............................................................     10,000,000            10,000,000
                                                                                                         -------------
                                                                                                           113,029,492
                                                                                                         -------------
HAWAII 1.3%
Hawaii State Airports System Revenue,
   Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 ..................        300,000               325,263
   Second Series 1992, MBIA Insured, 6.90%, 7/01/12 .............................        400,000               472,492
   Second Series, 6.90%, 7/01/12 ................................................        500,000               589,465
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
   Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ........      3,425,000             3,573,166
   Hawaiian Electric Co., Series A, MBIA Insured, 6.60%, 1/01/25 ................      1,950,000             2,110,661
   Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ......................        600,000               615,942
   Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ......................      2,725,000             2,737,154
   St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ..........      1,100,000             1,128,930
   Wahiawa General Hospital Project, 7.50%, 7/01/12 .............................        820,000               714,441
Hawaii State Department of Budget and Finance Special Purpose Revenue,
   6.00%, 7/01/11 ...............................................................      1,000,000             1,044,310
   6.20%, 7/01/16 ...............................................................      2,000,000             2,054,280
   Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ......        500,000               524,530
   Kaiser Permanente, Series A, 5.15%, 3/01/15 ..................................      4,000,000             3,889,960
   Kapiolani Health Obligation, 6.25%, 7/01/21 ..................................      7,350,000             7,491,929
   Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ....................      1,000,000             1,032,010
   Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ....................        120,000               122,274
   Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ....................      7,000,000             7,020,930
   Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ............................        600,000               584,154
   Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ............................      2,040,000             1,883,267
   Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ............................      2,410,000             2,195,655


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Hawaii State Department of Transportation Special Facilities Revenue,
   Matson Terminals Inc., Refunding,
   5.75%, 3/01/13 ...............................................................    $    75,000         $      75,928
Hawaii State GO,
   Series BW, 6.375%, 3/01/11 ...................................................        100,000               115,978
   Series CA, 6.00%, 1/01/09 ....................................................        100,000               111,836
   Series CT, FSA Insured, 5.875%, 9/01/19 ......................................      5,000,000             5,682,050
Hawaii State Harbor Capital Improvement Revenue,
   Refunding, Series 1994, FGIC Insured, 6.25%, 7/01/15 .........................      1,000,000             1,081,380
   Refunding, Series 1994, FGIC Insured, 6.375%, 7/01/24 ........................        500,000               540,340
   Series1992, FGIC Insured, 6.50%, 7/01/19 .....................................        200,000               205,570
Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental
   Housing Program, Series A,
   6.00%, 7/01/15 ...............................................................      1,000,000             1,044,460
   6.05%, 7/01/22 ...............................................................        750,000               771,983
   6.10%, 7/01/30 ...............................................................        235,000               239,867
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
   Series A, 7.10%, 7/01/24 .....................................................      3,805,000             3,849,366
   Series A, 6.00%, 7/01/26 .....................................................        250,000               253,923
   Series A, FNMA Insured, 5.75%, 7/01/30 .......................................      2,495,000             2,522,470
   Series B, 7.00%, 7/01/31 .....................................................      7,380,000             7,470,774
Hawaii State SFMR, HFC,
   Series A, 7.00%, 7/01/11 .....................................................        230,000               234,480
   Series B, 6.90%, 7/01/16 .....................................................        230,000               232,843
Honolulu City and County GO,
   Refunding, Series 1992, 6.00%, 12/01/14 ......................................        150,000               172,361
   Series C, FGIC Insured, 5.00%, 7/01/20 .......................................      5,250,000             5,224,853
Honolulu City and County MFHR, Waipahu Towers Project, Series A,
   6.90%, 6/20/35 ...............................................................      1,205,000             1,266,383
Honolulu City and County Wastewater System Revenue, .............................
   2nd Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 .............     10,000,000             9,820,000
   First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 .............      8,000,000             7,862,720
Honolulu City and County Water Supply Board Water System Revenue,
   Pre-Refunded, 5.80%, 7/01/21 .................................................      1,785,000             1,984,456
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 .............        220,000               248,541
Maui County GO,
   6.05%, 9/01/07 ...............................................................         30,000                30,231
   6.10%, 9/01/08 ...............................................................        170,000               171,326
                                                                                                         -------------
                                                                                                            91,324,932
                                                                                                         -------------
IDAHO .2%
Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 .............      1,700,000             1,761,098
Idaho Housing Agency SFMR, Senior Bond, Series B-1, FGIC Insured,
    7.85%, 7/01/09 ..............................................................        210,000               210,323
    7.90%, 1/01/21 ..............................................................        340,000               340,524
 Power County IDC, Solid Waste Disposal Revenue, FMC Corp. Project,
    6.45%, 8/01/32 ..............................................................     10,000,000             9,676,400
                                                                                                         -------------
                                                                                                            11,988,345
                                                                                                         -------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ILLINOIS 5.8%
  Bryant PCR, Central Illinois Light Co. Project, Refunding,
     Series A, 6.50%, 2/01/18 ...................................................    $ 7,200,000         $   7,290,000
     Series C, 6.50%, 1/01/10 ...................................................      5,000,000             5,112,500
  Chicago Board of Education GO, Chicago School Reform, MBIA Insured, 6.00%, 12/01/16  9,700,000            10,674,268
  Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ....................................     16,400,000            19,425,308
  Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A,
     6.10%, 6/01/25 .............................................................     12,000,000            12,416,520
  Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23    8,955,000             9,752,622
  Chicago O'Hare International Airport Special Facilities Revenue, American Airlines
     Inc. Project, 8.20%, 12/01/24 ..............................................     11,720,000            11,731,954
  Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ......................      3,060,000             3,075,973
  Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ..........      1,720,000             1,814,755
  Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 .     10,000,000            10,693,300
  Cook County Tinley Park School District No.140, Refunding, Series A, AMBAC Insured,
     6.00%, 12/01/15 ............................................................      8,750,000             9,667,700
  Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ...............      6,030,000             5,713,968
     Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ...............     20,000,000            18,284,400
     Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 5,000,000            5,026,000
  Illinois Development Finance Authority PCR,
     Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ..     15,200,000            15,457,640
     Commonwealth Edison Co. Project, Refunding, Series 1991, 7.25%, 6/01/11 ....      7,500,000             7,626,900
     Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 ...........     26,550,000            31,254,395
  Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
     5.50%, 5/15/21 .............................................................     10,000,000            10,214,500
  Illinois HDA Revenue, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17 ..........      2,780,000             2,908,936
  Illinois HDA, MF Program,
     Lawndale Redevelopment Project, 7.10%, 12/01/34 ............................     20,000,000            21,388,400
     Refunding, Series A, 7.10%, 7/01/26 ........................................     12,915,000            13,207,783
     Series 1, 6.625%, 9/01/12 ..................................................     12,000,000            12,363,720
     Series 1, 6.75%, 9/01/21 ...................................................      7,550,000             7,764,571
     Series C, 7.35%, 7/01/11 ...................................................      2,265,000             2,294,128
  Illinois Health Facilities Authority Revenue,
     Children's Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 ......      9,120,000             9,533,592
     Loyola University Health Systems, Refunding, Series A, MBIA Insured,
          5.625%, 7/01/18 .......................................................      7,090,000             7,356,939
     Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18    2,105,000             2,281,231
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .........      2,885,000             2,860,593
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured,
          5.125%, 11/15/28 ......................................................      7,500,000             7,190,400
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ...............................      4,200,000             5,072,844
     Victory Health Services, Series A, 5.75%, 8/15/27 ..........................      8,015,000             7,724,857
  Illinois State COP, Department Of Central Management, FSA Insured, Pre-Refunded,
     6.875%, 7/01/07 ............................................................      2,600,000             2,674,620
  Illinois University Revenues, Auxiliary Facilities, Series A, AMBAC Insured,
     5.00%, 4/01/30 .............................................................      5,000,000             4,754,550
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     McCormick Place Expansion Project,
     Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 .........................     39,580,000            39,185,387
     Series A, 6.50%, 6/15/22 ...................................................          5,000                 5,315
     Series A, 6.50%, 6/15/27 ...................................................        555,000               589,948
     Series A, FGIC Insured, ETM, 6.50%, 6/15/07 ................................          5,000                 5,294


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ILLINOIS (CONT.)
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
  McCormick Place Convention Center,
     ETM, 5.75%, 7/01/06 ........................................................    $ 1,645,000           $ 1,751,399
     ETM, 7.00%, 7/01/26 ........................................................     12,000,000            15,245,520
     Pre-Refunded, 6.25%, 7/01/17 ...............................................      3,500,000             3,982,825
  Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 .      4,350,000             4,461,056
  Regional Transportation Authority Revenue, Series A, AMBAC Insured,
     7.20%, 11/01/20 ............................................................      1,000,000             1,273,370
     Pre-Refunded, 6.125%, 6/01/22 ..............................................      3,970,000             3,984,451
  Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc.
     Project,
     6.20%, 2/01/05 .............................................................      1,415,000             1,491,283
     6.625%, 2/01/10 ............................................................      3,050,000             3,186,793
  Southwestern Illinois Development Authority Revenue, Anderson Hospital Project,
     Series A, Pre-Refunded,
     7.00%, 8/15/22 .............................................................      6,200,000             6,420,224
  Southwestern Illinois Development Authority Solid Waste Disposal Revenue,
     LaCede Steel Co. Project,
     8.375%, 8/01/08 ............................................................      3,645,000             3,731,751
     8.50%, 8/01/20 .............................................................      5,390,000             5,518,821
  University of Illinois University Revenue, Auxiliary Facilities System, Refunding,
     Series B, FGIC Insured,
     5.125%, 4/01/26 ............................................................     12,000,000            11,716,560
  Upper River Valley Development Authority Environmental Facilities Revenue,
     General Electric Co. Project,
     5.45%, 2/01/23 .............................................................      3,600,000             3,622,248
  Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project,
     6.00%, 2/01/27 .............................................................      7,130,000             7,334,631
                                                                                                         -------------
                                                                                                           418,116,743
                                                                                                         -------------
  INDIANA 2.1%
  Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 ...............................         50,000                50,374
  Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 .................      1,000,000             1,043,510
  Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
     5.25%, 1/01/18 .............................................................      1,090,000             1,107,102
  Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded,
     6.00%, 1/15/21 .............................................................      1,000,000             1,108,040
  Elkhart County Hospital Authority Revenue, Goshen Hospital Association Inc. Project,
     7.35%, 7/01/12 .............................................................      1,750,000             1,801,118
  Hammond Industrial Sewer and Solid Waste Disposal Revenue,
     American Maize-Products Co., Project A,
     8.00%, 12/01/24 ............................................................     20,000,000            20,874,400
  Hammond Multi-School Building Corp. First Mortgage, Refunding, Series A,
     6.20%, 7/10/15 .............................................................      1,500,000             1,542,810
  Indiana Bond Bank Revenue, State Revolving Fund Program, Series A, 5.50%, 8/01/04    1,000,000             1,063,460
  Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ...................      3,500,000             3,608,325
  Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ..........     17,500,000            17,072,125
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ........      1,200,000             1,063,164
     Methodist Hospital Inc., 6.75%, 9/15/09 ....................................      1,280,000             1,317,491
  Indiana Health Facility Financing Authority Revenue,
     Greenwood Village South Project, Refunding,
     5.625%, 5/15/28 ............................................................      1,750,000             1,456,280
  Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30  2,000,000             2,006,280
  Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 .......................        600,000               615,540
     Manchester College Project, 6.85%, 10/01/18 ................................      3,240,000             3,316,756
     Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 .....................      2,015,000             1,985,299


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)

                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  INDIANA (CONT.)
  Indiana State HFA, SFMR,
     GNMA Secured, 6.10%, 7/01/22 ...............................................    $   815,000         $     836,761
     Refunding, Series A, 6.75%, 1/01/10 ........................................      2,940,000             3,005,327
     Refunding, Series A, 6.80%, 1/01/17 ........................................     12,835,000            13,111,723
  Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 ....     15,000,000            15,076,050
  Indianapolis Airport Authority, Indianapolis International Airport Revenue,
     6.50%, 11/15/31 ............................................................      1,460,000               993,004
  Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project,
     Series A, MBIA Insured,
     5.25%, 7/01/33 .............................................................     10,000,000             9,803,800
  Indianapolis Local Public Improvement Bond, Series D, 6.75%, 2/01/20 ..........     15,375,000            16,152,668
  Jasper County EDR, Georgia-Pacific Corp. Project,
     5.625%, 12/01/27 ...........................................................      3,500,000             2,985,640
     Refunding, 6.70%, 4/01/29 ..................................................      3,000,000             2,962,920
  Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured,
     7.10%, 7/01/17 .............................................................        500,000               508,815
  Lake Central Industrial Multi-School Building Corp. First Mortgage, Refunding,
     MBIA Insured, 6.50%, 1/15/14 ...............................................      2,100,000             2,162,916
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A,
     BIG Insured, 8.00%, 1/01/14 ................................................         95,000                95,409
  Muncies Edit Building Corp. First Mortgage,
     Series A, AMBAC Insured, 6.60%, 12/01/17 ...................................      4,000,000             4,404,200
  New Albany Floyd County School Building Corp. Revenue, First Mortgage,
     MBIA Insured,
     5.375%, 1/15/18 ............................................................      1,500,000             1,542,420
  New Prairie Unified School Building Corp. Revenue, First Mortgage, Refunding,
     FSA Insured, 5.80%, 7/05/11 ................................................      1,520,000             1,606,138
  Penn-Harris-Madison Multi-School Building Corp. First Mortgage, FSA Insured,
     Pre-Refunded, 5.90%, 7/15/14 ...............................................      1,000,000             1,121,970
  Petersburg PCR, 5.75%, 8/01/21 ................................................      5,000,000             4,659,600
  Purdue University of Indiana University Revenue, Student Fee, Series Q,
     5.375%, 7/01/07 ............................................................      1,355,000             1,467,953
  Rochester Community Multi-School Building Corp. Revenue, First Mortgage,
     AMBAC Insured, 5.20%, 1/15/18 ..............................................      1,000,000             1,014,490
  Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19      750,000               765,945
  Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C,
     5.95%, 5/01/09 .............................................................      6,000,000             6,189,000
                                                                                                         -------------
                                                                                                           151,498,823
                                                                                                         -------------
  IOWA .1%
  Iowa Finance Authority Hospital Facility Revenue, 6.25%, 2/15/04 ..............      1,005,000             1,059,451
  Iowa Finance Authority Mortgage Revenue, Abbey Health Care, Series A, GNMA Secured,
     5.90%, 5/20/20 .............................................................        500,000               523,860
     6.10%, 5/20/31 .............................................................      5,305,000             5,602,557
  Iowa Finance Authority Revenue, Iowa State Revolving Fund,
     Refunding, 5.50%, 8/01/07 ..................................................      2,000,000             2,194,040
                                                                                                         -------------
                                                                                                             9,379,908
                                                                                                         -------------
  KANSAS .2%
  Kansas State Department of Transportation and Highway Revenue, Refunding,
     5.50%, 9/01/06 .............................................................      1,000,000             1,090,950
  Kansas State Development Finance Authority Hospital Revenue,
     Susan B. Allen Memorial Hospital, Series Z,
     Asset Guaranteed, 5.25%, 12/15/23 ..........................................      2,000,000             1,999,880
  Kansas State Development Finance Authority Revenue,
     .Water Pollution Control Revolving Fund, Series II,
     5.125%, 11/01/18 ...........................................................      5,000,000             5,080,800
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A,
     5.70%, 11/15/18 ............................................................      1,875,000             1,706,644
     5.75%, 11/15/24 ............................................................      1,500,000             1,335,450
  Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured,
     5.00%, 9/01/20 .............................................................      2,500,000             2,499,825
                                                                                                         -------------
                                                                                                            13,713,549
                                                                                                         -------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  KENTUCKY 1.8%
  Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ..............    $ 3,900,000         $   3,995,433
  Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project,
     7.00%, 3/01/25 .............................................................     10,000,000            10,480,600
  Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11    155,000               160,425
  Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ...................................................     10,000,000            10,019,200
     Series A, 7.125%, 2/01/21 ..................................................      9,330,000             9,135,283
     Series B, 7.25%, 2/01/22 ...................................................      3,350,000             3,353,250
  Kentucky Economic Development Finance Authority Hospital System Revenue,
     Appalachian Regional Health
     Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 ............................................................      1,000,000               855,920
     5.85%, 10/01/17 ............................................................      5,615,000             4,664,437
  Kentucky HFC Revenue, Series B, 6.625%, 7/01/14 ...............................      4,910,000             5,017,725
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain
     System Revenue, Series A,
     MBIA Insured, 5.00%, 5/15/36 ...............................................     20,000,000            19,088,600
  Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
     6.10%, 3/01/08 .............................................................     20,375,000            21,367,263
     6.20%, 3/01/18 .............................................................     11,765,000            12,347,485
  Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties
     Leasing Trust, Series A,
     6.50%, 3/01/19 .............................................................     27,160,000            28,005,491
                                                                                                         -------------
                                                                                                           128,491,112
                                                                                                         -------------
  LOUISIANA 1.2%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding,
     6.75%, 10/01/12 ............................................................     14,285,000            14,604,555
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles
     Parish Memorial Hospital Project,
     Series A, FSA Insured,
     6.375%, 12/01/12 ...........................................................      4,310,000             4,964,430
     6.50%, 12/01/18 ............................................................      5,530,000             6,505,271
     6.65%, 12/01/21 ............................................................      3,145,000             3,281,933
  Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding,
     Series A, 7.75%, 6/01/12 ...................................................        835,000               852,226
     Series B, 6.375%, 11/01/02 .................................................         40,000                40,553
     Series B, 6.875%, 11/01/12 .................................................        300,000               310,416
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
     Series A, 7.70%, 11/01/18 ..................................................      2,500,000             2,667,825
  East Baton Rouge Mortgage Finance Authority, SFM Purchase,
     Series A, 6.80%, 10/01/28 ..................................................      3,650,000             3,778,553
     Series C, 7.00%, 4/01/32 ...................................................        930,000               948,619
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
     5.55%, 6/01/32 .............................................................      3,000,000             2,991,150
  Louisiana Local Government Environmental Facilities CRDA, Jefferson Parking
     Garage Project, AMBAC Insured,
     5.00%, 9/01/31 .............................................................      4,305,000             4,163,279
  Louisiana Public Facilities Authority Revenue,
     Alton Ochsner Medical Foundation Project, Refunding, Series B, MBIA Insured,
     6.50%, 5/15/22                                                                    3,500,000             3,583,580
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ......      5,000,000             4,833,450
  Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 ...................      9,000,000             9,012,240
  New Orleans GO, Refunding, AMBAC Insured,
     6.125%, 10/01/16 ...........................................................     10,275,000            11,156,903
     6.20%, 10/01/21 ............................................................      8,050,000             8,779,008


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  LOUISIANA (CONT.)
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding,
     6.70%, 3/01/13 .............................................................    $ 2,200,000           $ 2,240,898
  West Feliciana Parish PCR, Gulf State Utility Co. Project,
     7.70%, 12/01/14 ............................................................      2,000,000             2,063,460
     7.00%, 11/01/15 ............................................................      3,050,000             3,151,626
                                                                                                         -------------
                                                                                                            89,929,975
                                                                                                         -------------
  MAINE 1.0%
  Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project,
     6.25%, 5/01/10 .............................................................      5,000,000             5,130,150
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding,
     Series B, 6.20%, 9/01/19 ...................................................      8,000,000             7,999,120
  Maine Financial Authority Solid Waste Recycling Facilities Revenue,
     Great Northern Paper Co., Bowater Project,
     7.75%, 10/01/22 ............................................................     29,300,000            30,066,781
  Maine State Health and Higher Educational Facilities Authority Revenue,
     Series B, FSA Insured, Pre-Refunded,
     7.00%, 7/01/24 .............................................................      2,445,000             2,722,948
  Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1,
     5.05%, 11/15/16 ............................................................        440,000               442,138
  Maine State Housing Authority Mortgage Purchase,
     Series A-5, 6.20%, 11/15/16 ................................................      1,970,000             2,025,140
     Series C, 6.55%, 11/15/12 ..................................................      3,700,000             3,775,998
     Series C, 6.65%, 11/15/24 ..................................................      3,500,000             3,571,785
     Series D, 6.45%, 11/15/07 ..................................................      3,540,000             3,612,499
     Series D, 6.70%, 11/15/15 ..................................................      5,800,000             6,104,268
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........      4,800,000             4,850,496
                                                                                                         -------------
                                                                                                            70,301,323
                                                                                                         -------------
  MARYLAND .6%
  Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
     Refunding and Improvement,
     FSA Insured, 6.00%, 9/01/21 ................................................     10,110,000            10,884,426
  Maryland State CDA, Department of Housing and Community Development, MFHR,
     Series G, Mortgage Insured,
     6.55%, 5/15/19 .............................................................      5,060,000             5,173,395
  Montgomery County Housing Opportunities Commission SFMR, Refunding, Series B,
     6.625%, 7/01/28 ............................................................      6,500,000             6,638,515
  Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project,
     Series A, Sub Series 1,
     8.25%, 9/01/21 .............................................................     20,125,000            20,556,681
                                                                                                         -------------
                                                                                                            43,253,017
                                                                                                         -------------
  MASSACHUSETTS 4.4%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Refunding, Series C, 5.00%, 3/01/24 ........................................     14,000,000            13,582,800
     Series A, FGIC Insured, 5.00%, 3/01/23 .....................................      4,000,000             3,903,640
  Massachusetts Bay Transportation Authority, Special Assessment, Series A,
     5.25%, 7/01/30 .............................................................     32,525,000            32,427,750
(b) Massachusetts State Development Finance Agency Revenue, Massachusetts/
     Saltonstall Redevelopment
     Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ....................      6,735,000             6,577,738
  Massachusetts State GO,
     Consolidated Loan, Refunding, Series B, 5.25%, 5/01/09 .....................      1,750,000             1,900,098
     Consolidated Loan, Series A, 7.50%, 6/01/04 ................................      7,500,000             7,896,750
     Refunding, Series A, 5.25%, 1/01/07 ........................................      1,850,000             1,994,633
     Refunding, Series B, ETM, 6.50%, 8/01/08 ...................................      5,900,000             6,802,523


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MASSACHUSETTS (CONT.)
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Berkshire Health System, Series E, 6.25%, 10/01/31 .........................    $ 2,250,000         $   2,234,858
     Berkshire Health System, Series E, Asset Guaranteed, 5.70%, 10/01/25 .......      4,500,000             4,560,030
     Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 .......      1,100,000             1,129,337
     Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 ..      1,000,000             1,041,110
     Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 .     12,050,000            12,591,166
  Massachusetts State HFA,
     HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ..............................      5,250,000             5,357,835
     Housing Projects, Refunding, Series A, 6.30%, 10/01/13 .....................     25,635,000            26,656,298
     Housing Projects, Refunding, Series A, 6.375%, 4/01/21 .....................     24,750,000            26,083,035
     Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ............................      4,470,000             4,682,996
     Housing Revenue, SF, Series 41, 6.35%, 6/01/17 .............................      4,790,000             5,025,524
     Series C, FGIC Insured, 6.90%, 11/15/21 ....................................      9,715,000             9,915,518
     Series D, FGIC Insured, 6.80%, 11/15/12 ....................................        250,000               255,163
  Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
     Jewish Geriatric Services Inc.,
     Series B,
     5.375%, 5/15/17 ............................................................      1,965,000             1,963,959
     5.50%, 5/15/27 .............................................................      5,000,000             4,933,000
     Pre-Refunded, 7.00%, 4/01/22 ...............................................      5,000,000             5,208,800
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 ............................................................      2,295,000             2,343,585
     5.70%, 10/01/27 ............................................................      7,375,000             7,450,004
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
     MBIA Insured, 5.75%, 7/01/39 ...............................................     11,750,000            11,920,963
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Series A, MBIA Insured, 5.00%, 1/01/37 .....................................     52,130,000            48,796,287
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..............     21,350,000            20,464,829
  Massachusetts State Water Pollution Abatement Trust Revenue, Water Revenue
     Authority Program, Refunding,
     Sub Series A, 5.75%, 8/01/29 ...............................................      6,500,000             6,785,350
  Massachusetts Turnpike Authority Metropolitan Highway Systems Revenue, Refunding,
     Subordinated, Refunding,
     Series A, AMBAC Insured, 5.25%, 1/01/29 ....................................      5,000,000             4,978,300
  Plymouth County COP, Series A, Pre-Refunded, 7.00%, 4/01/12 ...................     10,000,000            10,417,600
  Route 3 North Transportation Improvement Association Massachusetts Lease Revenue,
     MBIA Insured,
     5.375%, 6/15/29 ............................................................     16,405,000            16,505,727
                                                                                                         -------------
                                                                                                           316,387,206
                                                                                                         -------------
  MICHIGAN 2.8%
  Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ....      2,000,000             2,227,580
  Belding Area Schools GO, FGIC Insured,
     6.10%, 5/01/26 .............................................................        810,000               874,776
     Pre-Refunded, 6.10%, 5/01/26 ...............................................      2,995,000             3,354,220
  Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .........................      5,310,000             5,174,914
  Detroit City School District GO, Series A, FSA Insured, 5.125%, 5/01/31 .......     14,925,000            14,561,875
  Detroit GO,
     Refunding, Series B, 6.375%, 4/01/06 .......................................      7,265,000             7,912,166
     Refunding, Series B, 6.25%, 4/01/09 ........................................        625,000               667,938
     Self-Insurance, Series A, 5.70%, 5/01/02 ...................................      2,250,000             2,250,000
     Series A, Pre-Refunded, 6.70%, 4/01/10 .....................................      4,550,000             5,076,435


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MICHIGAN (CONT.)
  Detroit Sewage Disposal Revenue,
     Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ............    $10,000,000         $   9,755,400
     Series A, MBIA Insured, 5.00%, 7/01/27 .....................................     15,000,000            14,498,850
  Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ........................      5,000,000             5,108,400
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ........................     17,575,000            16,831,753
     senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ........................     13,230,000            13,148,636
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..      8,625,000             8,629,140
  Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ......      4,145,000             4,268,687
  Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A,
     6.25%, 5/15/27 .............................................................      2,000,000             1,893,720
  Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System,
     Series A, MBIA Insured,
     Pre-Refunded, 5.625%, 1/15/26 ..............................................      2,500,000             2,757,075
  Michigan State Building Authority Revenue, Facilities Program,
     Refunding, Series I, 5.00%, 10/15/24 .......................................     16,350,000            15,793,283
     Series II, 5.50%, 10/15/06 .................................................      3,000,000             3,277,500
  Michigan State HDA,
     Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19    2,500,000             2,585,450
     Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 ................      4,730,000             4,880,556
     SFMR, Series A, 6.45%, 12/01/14 ............................................        475,000               493,729
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23     18,000,000            19,109,880
     Presbyterian Villages Obligation Group, 5.90%, 1/01/03 .....................        325,000               325,533
     Presbyterian Villages Obligation Group, 6.00%, 1/01/04 .....................        390,000               391,486
     Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ....................        275,000               275,044
     Presbyterian Villages Obligation Group, 6.40%, 1/01/15 .....................      1,000,000               998,170
     Presbyterian Villages Obligation Group, 6.50%, 1/01/25 .....................      3,500,000             3,491,390
  Michigan State Trunk Line Revenue, Series A, FSA Insured, 5.00%, 11/01/25 .....      5,000,000             4,852,050
  Michigan State Trunk Line, Revenue, Series A, FSA Insured, 5.25%, 11/01/30 ....     10,000,000             9,941,400
  Rochester Community School District GO, Refunding, Series I, 5.50%, 5/01/08 ...      1,560,000             1,707,092
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
     MBIA Insured,
     5.25%, 11/15/31 ............................................................      10,000,000            9,794,000
  Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ..........      5,500,000             5,339,070
                                                                                                         -------------
                                                                                                           202,247,198
                                                                                                         -------------
  MINNESOTA 2.4%
  Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 ...............      9,100,000             8,225,490
  Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29    6,000,000             5,706,060
  International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22     3,500,000             3,161,165
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, FGIC Insured, 5.125%, 1/01/31 ....................................     10,000,000            9,800,600
     Series A, FGIC Insured, 5.25%, 1/01/32 .....................................     30,970,000            30,829,087
     Series A, FGIC Insured, 5.75%, 1/01/32 .....................................      5,000,000             5,192,950
     Series C, FGIC Insured, 5.25%, 1/01/26 .....................................     19,000,000            19,051,110
  Minneapolis Art Center Facilities Revenue, Walker Art Center Project,
     5.125%, 7/01/21 ............................................................      3,000,000             2,969,100
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Fairview Hospital,
     Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .........................     25,810,000            26,684,959


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MINNESOTA (CONT.)
  Minnesota State HFA, SFM, Series D-1,
     6.45%, 7/01/11 .............................................................    $ 2,630,000         $   2,706,928
     6.50%, 1/01/17 .............................................................      1,020,000             1,047,999
  Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured,
     5.95%, 10/20/33 ............................................................     11,075,000            11,476,580
  Rochester Health Care Facilities Revenue, Mayo Foundation, Series A,
     5.50%, 11/15/27 ............................................................     21,000,000            21,381,360
  Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA
     Secured, 5.95%, 10/20/33 ...................................................      8,450,000             8,756,397
  St. Paul Port Authority IDR,
     Bandana Square, Series C, 7.70%, 12/01/02 ..................................        270,000               269,644
     Bandana Square, Series C, 7.70%, 12/01/07 ..................................      1,690,000             1,424,383
     Bandana Square, Series C, 7.80%, 12/01/12 ..................................      1,000,000               795,920
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ......................        595,000               596,488
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ......................        640,000               641,600
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ......................        685,000               686,713
     Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/02     155,000               154,816
     Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/10   1,455,000             1,195,646
     Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F,
          8.00%, 12/01/02 .......................................................        115,000               114,841
     Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F,
          8.00%, 12/01/12 .......................................................      1,540,000             1,225,347
  University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ..........      1,250,000             1,412,813
  Washington County Housing and RDAR,
     Orleans Apartments Project, Series A, 8.25%, 7/01/21 .......................      2,970,000             3,031,509
     Pooled Housing and Redevelopment, Refunding, 7.20%, 1/01/22 ................      5,885,000             6,203,379
                                                                                                         -------------
                                                                                                           174,742,884
                                                                                                         -------------
  MISSISSIPPI 1.2%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26      36,500,000            35,784,965
  Jackson County Environmental Improvement Revenue,
     International Paper Company Project,
     6.70%, 5/01/24 .............................................................      3,500,000             3,661,980
  Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
     5.875%, 4/01/22 ............................................................     40,000,000            38,434,000
     Refunding, 5.90%, 5/01/22 ..................................................      8,250,000             7,950,278
  Mississippi State Educational Facilities Authority Revenue, Private Nonprofit
     Institutions of Higher Learning,
     Tougaloo College Project, Series A, 6.50%, 6/01/18 .........................      2,145,000             1,908,128
  Mississippi State GO, Refunding, 5.75%, 12/01/12 ..............................      2,000,000             2,257,020
                                                                                                         -------------
                                                                                                            89,996,371
                                                                                                         -------------
  MISSOURI .9%
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
     Foundation, Series A,
     MBIA Insured, 5.00%, 12/01/30 ..............................................     12,500,000            12,057,500
  Missouri State Health and Educational Facilities Authority Health Facilities
     Revenue, Health Midwest, Series B,
     MBIA Insured, 6.25%, 2/15/12 ...............................................      5,000,000             5,107,600
  Missouri State Health and Educational Facilities Authority Revenue,
     SSM Health Care, Refunding, Series A,
     MBIA Insured, 5.00%, 6/01/22 ...............................................      4,500,000             4,377,555
  Missouri State Health and Educational Facilities Revenue, SSM Healthcare,
     Series A, AMBAC Insured,
     5.25%, 6/01/21 .............................................................     17,500,000            17,594,500
  Missouri State Highways and Transportation Commission Road Revenue, Series A,
     5.50%, 2/01/10 .............................................................      2,750,000             3,012,625


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MISSOURI (CONT.)
  St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 ........    $ 7,250,000         $   7,170,250
     Airport Development Project, Series A, MBIA Insured, 5.00%, 7/01/20 ........      5,000,000             4,976,050
  St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 ..........      5,740,000             6,026,541
  Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association,
     5.40%, 5/15/28 .............................................................      4,000,000             3,660,480
                                                                                                         -------------
                                                                                                            63,983,101
                                                                                                         -------------
  MONTANA .6%
  Forsyth County PCR,
     Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 .....     10,000,000            10,224,300
     The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23      3,250,000             3,275,968
     The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ..     20,385,000            21,408,327
  Montana State Board of Housing SFM, Refunding,
     Series A, 6.50%, 12/01/22 ..................................................      2,835,000             2,900,063
     Series B-1, 6.25%, 12/01/21 ................................................      6,275,000             6,491,990
  Montana State Health Facilities Authority Revenue, Montana Developmental
     Center Project, 6.40%, 6/01/19 .............................................      2,000,000             2,058,960
                                                                                                         -------------
                                                                                                            46,359,608
                                                                                                         -------------
  NEBRASKA .3%
  Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 ...........      4,515,000             4,617,355
  Nebraska Public Power District Revenue, Refunding, Series B, MBIA Insured,
     5.00%, 1/01/28 .............................................................      6,500,000             6,388,850
  Omaha Convention Hotel Corporation Revenue, Convention Center 1st Tier, Series A,
     AMBAC Insured,
     5.125%, 4/01/26 ............................................................     12,500,000            12,321,500
                                                                                                         -------------
                                                                                                            23,327,705
                                                                                                         -------------
  NEVADA 3.8%
  Churchill County Health Care Facilities Revenue, Western Health Network, Series A,
     MBIA Insured,
     6.25%, 1/01/14 .............................................................      2,000,000             2,138,800
  Clark County Apartment Improvement Revenue, sub lien, Series B, FGIC Insured,
     5.25%, 7/01/31 .............................................................     20,000,000            19,792,200
  Clark County IDR,
     Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 .............     12,500,000            12,622,125
     Southwest Gas Corp., Series A, 6.50%, 12/01/33 .............................     10,000,000             9,919,800
     Southwest Gas Corp., Series A, 7.30%, 9/01/27 ..............................     18,080,000            18,566,171
     Southwest Gas Corp., Series B, 7.50%, 9/01/32 ..............................     62,470,000            64,179,179
  Clark County School District GO, Building and Renovation, Series B, FGIC Insured,
     5.25%, 6/15/16 .............................................................     12,750,000            13,070,663
  Director of State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, First Tier, AMBAC
     Insured, 5.625%,
     1/01/32 ....................................................................     21,995,000            22,628,896
     1/01/34 ....................................................................     15,000,000            15,375,150
  Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series A,
     5.25%, 7/01/18 .............................................................     23,685,000            21,248,050
  Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
     6.30%, 7/01/22 .............................................................      4,500,000             4,618,440
  Nevada Housing Division,
     MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 ..............................      5,405,000             5,675,736
     SF Program, FI/GML, Series A, 8.30%, 10/01/19 ..............................        900,000               934,506
     SF Program, FI/GML, Series A-2, 8.375%, 10/01/19 ...........................        190,000               195,700
     SF Program, Refunding, Series A-1, 6.25%, 10/01/26 .........................      2,650,000             2,718,927
     SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 ............      5,460,000             5,648,425


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEVADA (CONT.)
  Nevada State GO,
     Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24    $15,915,000         $  17,406,872
     Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 .....     10,275,000            10,612,637
  Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Series A,
     5.00%, 12/01/06 ............................................................      2,320,000             2,489,290
  Reno RDA, Tax Allocation, Refunding, Series A, 6.20%, 6/01/18 .................      3,000,000             3,030,390
  Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset Guaranteed,
     6.00%, 1/15/23 .............................................................      5,000,000             5,172,750
  Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured,
     6.30%, 12/01/14 ............................................................      5,000,000             5,143,600
  Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured,
     5.00%, 7/01/24 .............................................................      5,000,000             4,837,050
  Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project,
     Series A, AMBAC Insured, 6.25%, 6/01/13 ....................................      9,295,000           10,047,988
                                                                                                         -------------
                                                                                                           278,073,345
                                                                                                         -------------
  NEW HAMPSHIRE .3%
  Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured,
     6.25%, 6/20/33 .............................................................      5,973,000             6,233,841
  New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
     5.75%, 10/01/31 ............................................................      1,000,000               969,620
  New Hampshire Health and Education Facilities authority Revenue, Exeter Project,
     6.00%, 10/01/24 ............................................................      2,000,000             2,021,280
  New Hampshire Higher Education and Health Facilities Authority Revenue,
     New Hampshire Catholic Charities, 5.80%, 8/01/22 ...........................      1,000,000               881,820
     Rivier College, 5.60%, 1/01/28 .............................................      4,590,000             4,266,451
     The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 .........................      4,275,000             4,866,532
  New Hampshire State HFA, SFMR, Series E,
     6.75%, 7/01/19 .............................................................      2,825,000             2,927,124
     6.80%, 7/01/25 .............................................................      2,210,000             2,292,521
                                                                                                         -------------
                                                                                                            24,459,189
                                                                                                         -------------
  NEW JERSEY .6%
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ...................................................      2,100,000             2,024,883
     Series 1, 6.00%, 1/01/29 ...................................................      5,000,000             4,714,850
     Series 2, 6.125%, 1/01/19 ..................................................      2,000,000             1,953,940
     Series 2, 6.125%, 1/01/29 ..................................................      5,000,000             4,793,900
  New Jersey EDA, Lease Revenue, International Center for Public Health Project,
     University of Medicine and
     Dentistry, AMBAC Insured, 6.00%, 6/01/32 ...................................      5,000,000             5,356,150
  New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
     5.60%, 1/01/22 .............................................................      7,500,000             7,826,550
     5.50%, 1/01/25 .............................................................     13,000,000           13,391,820
                                                                                                         -------------
                                                                                                            40,062,093
                                                                                                         -------------
  NEW MEXICO .4%
  Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured,
     6.375%, 12/15/22 ...........................................................     10,435,000            10,901,340
  Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ..........     17,000,000            16,614,100
  New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
     6.00%, 6/15/13 .............................................................      1,000,000             1,124,860
                                                                                                         -------------
                                                                                                            28,640,300
                                                                                                         -------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK 15.9%
  Long Island Power Authority Electric System Revenue, Series A, MBIA Insured,
     5.25%, 12/01/26 ............................................................    $10,000,000         $  10,032,200
  MTA Commuter Facilities Revenue, Series A,
     5.25%, 7/01/28 .............................................................      5,000,000             4,971,450
     6.125%, 7/01/29 ............................................................     15,040,000            15,953,981
     FGIC Insured, 6.00%, 7/01/16 ...............................................      8,950,000             9,824,594
  MTA New York Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, 6.00%, 4/01/30 ...............................................     12,500,000            13,383,750
     FGIC Insured, 5.00%, 11/15/31 ..............................................     14,250,000            13,801,125
     MBIA Insured, 6.25%, 4/01/11 ...............................................      1,280,000             1,487,795
     MBIA Insured, 5.25%, 4/01/26 ...............................................     11,125,000            11,175,619
     MTA Transit Facilities Revenue,
     Refunding, Series M, 6.00%, 7/01/14 ........................................     18,210,000            19,184,417
     Series A, 6.00%, 7/01/24 ...................................................      5,000,000             5,285,150
     Series A, 5.625%, 7/01/27 ..................................................     10,800,000            11,012,436
     Series A, FSA Insured, 6.00%, 7/01/16 ......................................      3,630,000             3,984,724
     Service Contract, Refunding, Series 8, 5.375%, 7/01/21 .....................     15,000,000            15,207,900
  Nassau County GO,
     Improvement, Series F, 6.625%, 3/01/08 .....................................      7,325,000             8,039,847
     Water Utility Improvements, Series F, 6.625%, 3/01/07 ......................      7,070,000             7,695,695
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
     FSA Insured, 5.75%, 8/01/29 ................................................     10,000,000            10,451,000
  New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project,
     Pre-Refunded, 6.625%, 7/01/12 ..............................................      1,245,000             1,280,234
  New York City GO,
     Refunding, Series B, 6.20%, 8/15/06 ........................................      1,500,000             1,636,410
     Refunding, Series E, 6.00%, 8/01/26 ........................................      2,765,000             2,937,868
     Refunding, Series F, 6.00%, 8/01/13 ........................................     14,000,000            15,111,320
     Refunding, Series H, 6.25%, 8/01/15                                              13,035,000            14,071,804
     Refunding, Series H, 6.125%, 8/01/25 .......................................     65,785,000            69,228,845
     Refunding, Series J, 6.00%, 8/01/21 ........................................     28,260,000            29,658,587
     Series A, 6.125%, 8/01/06 ..................................................     13,605,000            14,563,472
     Series A, 6.20%, 8/01/07 ...................................................     20,490,000            22,091,498
     Series A, 6.25%, 8/01/08 ...................................................      4,390,000             4,732,859
     Series A, 7.75%, 8/15/14 ...................................................         40,000                40,876
     Series A, 6.25%, 8/01/16 ...................................................      3,275,000             3,352,781
     Series A, Pre-Refunded, 6.125%, 8/01/06 ....................................        895,000               982,808
     Series A, Pre-Refunded, 6.20%, 8/01/07 .....................................      1,320,000             1,451,657
     Series A, Pre-Refunded, 6.25%, 8/01/16 .....................................      1,725,000             1,771,299
     Series B, 7.50%, 2/01/04 ...................................................     10,000,000            10,240,500
     Series B, 8.25%, 6/01/05 ...................................................      1,000,000             1,144,650
     Series B, 6.30%, 8/15/08 ...................................................     22,360,000            24,353,170
     Series B, 6.125%, 8/01/09 ..................................................     11,510,000            12,377,969
     Series B, 6.375%, 8/15/10 ..................................................     17,170,000            18,762,346
     Series B, 7.00%, 2/01/19 ...................................................      6,555,000             6,742,866
     Series B, 6.00%, 8/15/26 ...................................................      1,670,000             1,775,076
     Series B, Pre-Refunded, 6.30%, 8/15/08 .....................................      4,515,000             5,074,183
     Series B, Pre-Refunded, 6.375%, 8/15/10 ....................................      4,570,000             5,146,688
     Series B, Pre-Refunded, 6.75%, 10/01/15 ....................................         50,000                51,804


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York City GO, (cont.)
     Series B, Pre-Refunded, 6.75%, 10/01/17 ....................................    $ 1,300,000         $   1,346,891
     Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................        330,000               375,431
     Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 .....................      3,000,000             3,345,930
     Series B-1, Pre-Refunded, 7.30%, 8/15/11 ...................................      8,000,000             8,966,080
     Series C, Sub Series C-1, 7.00%, 8/01/18 ...................................         25,000                25,639
     Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/17 .....................      1,930,000             1,985,565
     Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/18 .....................      1,680,000             1,728,367
     Series D, 8.00%, 8/01/16 ...................................................          5,000                 5,103
     Series D, 6.00%, 2/15/25 ...................................................     18,710,000            19,715,850
     Series D, Pre-Refunded, 6.00%, 2/15/25 .....................................      1,920,000             2,107,603
     Series E, 5.75%, 2/15/09 ...................................................      5,295,000             5,553,820
     Series E, 6.50%, 12/01/12 ..................................................         20,000                20,060
     Series E, Pre-Refunded, 6.00%, 8/01/26 .....................................        235,000               267,106
     Series F, 8.20%, 11/15/04 ..................................................         85,000                88,147
     Series F, Pre-Refunded, 6.50%, 2/15/07 .....................................      8,050,000             8,955,303
     Series F, Pre-Refunded, 6.50%, 2/15/08 .....................................      7,540,000             8,377,166
     Series F, Pre-Refunded, 6.60%, 2/15/10 .....................................     16,000,000            17,842,080
     Series G, 6.00%, 10/15/26 ..................................................     15,160,000            15,850,538
     Series G, Pre-Refunded, 6.00%, 10/15/26 ....................................        175,000               201,175
     Series H-1, 6.125%, 8/01/11 ................................................      4,900,000             5,263,972
     Series H-1, Pre-Refunded, 6.125%, 8/01/09 ..................................        240,000               263,546
     Series H-1, Pre-Refunded, 6.125%, 8/01/11 ..................................        100,000               109,811
     Series I, 6.25%, 4/15/13 ...................................................     12,450,000            13,466,418
     Series I, 6.25%, 4/15/27 ...................................................      2,925,000             3,080,113
     Series I, Pre-Refunded, 6.25%, 4/15/13 .....................................     24,160,000            27,702,581
     Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................      4,075,000             4,682,623
  New York City IDA, IDR, Brooklyn Navy Yard Cogeneration Partners,
     5.65%, 10/01/28 ............................................................      5,000,000             4,833,450
     5.75%, 10/01/36 ............................................................      5,750,000             5,606,710
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, 5.50%, 6/15/33 ..................................................     55,000,000            56,262,800
     Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ..........................      4,855,000             4,862,234
     Series A, 5.75%, 6/15/30 ...................................................      8,000,000             8,367,360
     Series A, FGIC Insured, 5.50%, 6/15/32 .....................................     10,000,000            10,248,400
     Series B, 5.75%, 6/15/29 ...................................................     15,000,000            15,553,650
     Series B, AMBAC Insured, 5.25%, 6/15/29 ....................................      8,000,000             8,011,920
     Series B, FSA Insured, 5.25%, 6/15/29 ......................................      4,030,000             4,036,005
     Series B, MBIA Insured, 5.75%, 6/15/26 .....................................      3,000,000             3,194,550
     Series D, 5.25%, 6/15/25 ...................................................     10,000,000            10,038,300
     Series G, FSA Insured, 5.125%, 6/15/32 .....................................     24,215,000            23,794,143
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series C, 5.50%, 11/01/20 .......................................      5,000,000             5,206,750
     Refunding, Series C-A, 5.50%, 11/01/24 .....................................      4,200,000             4,323,648
     Series B, 6.00%, 11/15/29 ..................................................     10,000,000            10,728,800
     Series B, 5.00%, 5/01/30 ...................................................      7,500,000             7,194,675


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC
     Insured, 5.40%, 1/01/19 ....................................................    $15,000,000         $  15,501,750
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001,Series D,
     AMBAC Insured,
     5.125%, 7/01/31 ............................................................      8,000,000             7,862,720
  New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39  16,000,000            17,024,160
  New York State Dormitory Authority Revenue,
     City University General Resources, Series 2, MBIA Insured, Pre-Refunded,
        6.25%, 7/01/19 ..........................................................      4,000,000             4,338,160
     City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 .......     10,000,000             9,986,000
     City University System, Series 2, 6.00%, 7/01/26 ...........................      5,500,000             5,900,895
     City University System, Third General, 6.00%, 7/01/20 ......................     16,860,000            18,249,601
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 ........................      8,000,000             8,019,440
     Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ................     18,000,000            19,318,860
     Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ................      5,000,000             5,157,950
     Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .......      5,000,000             5,028,100
     State University Educational Facilities, 5.125%, 5/15/21 ...................      9,000,000             8,983,530
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 .......................     10,000,000             9,591,000
  New York State Energy Research and Development Authority Electric Facilities Revenue,
     Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ...........      8,500,000             8,932,905
     Long Island Light, Series A, Pre-Refunded, 7.15%, 2/01/22 ..................      1,500,000             1,539,660
     Series A, 7.15%, 6/01/20 ...................................................     12,885,000            13,179,036
     Series A, Pre-Refunded, 7.15%, 6/01/20 .....................................      4,615,000             4,737,021
  New York State HFA, Service Contract Obligation Revenue,
     Refunding, Series C, 6.125%, 3/15/20 .......................................     23,585,000            24,960,949
     Refunding, Series C, 5.50%, 9/15/22 ........................................     17,505,000            17,839,346
     Series A, 6.375%, 9/15/14 ..................................................         25,000                27,300
     Series A, 6.375%, 9/15/16 ..................................................      3,785,000             4,130,495
     Series A, Pre-Refunded, 6.375%, 9/15/14 ....................................      3,130,000             3,487,540
     Series A, Pre-Refunded, 6.50%, 3/15/25 .....................................     10,000,000            11,421,900
     Series C, 5.875%, 9/15/14 ..................................................      3,950,000             4,168,119
     Series C, Pre-Refunded, 5.875%, 9/15/14 ....................................        725,000               778,222
     Series C, Pre-Refunded, 6.125%, 3/15/20 ....................................      1,915,000             2,061,995
  New York State HFAR,
     Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ......     14,070,000            15,238,654
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15       5,475,000             5,837,993
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20      4,230,000             4,496,744
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
        6.50%, 2/15/34                                                                 6,380,000             6,681,072
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29          7,600,000             8,525,376
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded,
        6.375%, 8/15/24                                                               12,500,000            13,887,250
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
     AMBAC Insured, 5.50%, 4/01/06 ..............................................      1,000,000             1,065,930
     FSA Insured, 6.00%, 4/01/14 ................................................      1,420,000             1,580,403
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     5.75%, 4/01/16 .............................................................     13,200,000            13,907,520
     Pre-Refunded, 6.25%, 4/01/14 ...............................................     11,600,000            12,984,112


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Series 5, 6.10%, 1/01/12 ..................    $ 7,685,000         $   8,309,791
     senior lien, Corporate Purpose, 5.50%, 7/01/05 .............................        400,000               431,684
     Youth Facilities, 6.00%, 4/01/17 ...........................................     11,720,000            12,701,784
  Onondaga County GO, 5.875%, 2/15/12 ...........................................      1,000,000             1,135,750
  Triborough Bridge and Tunnel Authority Revenue, General Purpose,
     Refunding, Series X, 6.625%, 1/01/12 .......................................      1,800,000             2,148,318
     Refunding, Series Y, 5.90%, 1/01/07 ........................................        500,000               553,210
     Refunding, Series Y, 6.00%, 1/01/12 ........................................      1,000,000             1,133,100
     Series B, 5.50%, 1/01/30 ...................................................     15,000,000            15,308,700
  Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series A, 5.00%,
     1/01/27 ....................................................................      5,000,000             4,814,500
     1/01/32 ....................................................................     27,340,000            25,922,968
  Warren and Washington Counties IDAR, Adirondack Resource Recovery Project,
     Refunding, Series A,
     7.90%, 12/15/07 ............................................................      3,390,000             3,393,322
                                                                                                         -------------
                                                                                                         1,155,948,401
                                                                                                         -------------
  NORTH CAROLINA 4.1%
  Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
     5.90%, 1/15/16 .............................................................      7,010,000             7,385,596
     Pre-Refunded, 5.90%, 1/15/16 ...............................................      2,890,000             3,214,692
  Cumberland County Hospital Facilities Revenue,
     Cumberland County Hospital Systems Inc., Refunding,
     5.25%, 10/01/24 ............................................................      6,000,000             5,631,540
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 6.50%, 1/01/17 ........................................     25,700,000            26,289,301
     Refunding, Series A, 5.75%, 1/01/26 ........................................     65,350,000            63,454,197
     Refunding, Series B, 6.25%, 1/01/12 ........................................      6,875,000             7,085,513
     Refunding, Series B, 6.00%, 1/01/14 ........................................     14,000,000            14,308,700
     Refunding, Series B, 5.75%, 12/01/16 .......................................     14,420,000            14,655,334
     Refunding, Series B, 6.00%, 1/01/22 ........................................      1,250,000             1,296,900
     Refunding, Series B, 6.25%, 1/01/23 ........................................     39,030,000            41,417,075
     Refunding, Series B, 5.75%, 1/01/24 ........................................     35,140,000            34,454,770
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..........................      4,000,000             4,178,520
     Refunding, Series D, 6.75%, 1/01/26 ........................................      5,000,000             5,326,300
     Series B, 6.00%, 1/01/05 ...................................................      1,355,000             1,403,089
     Series D, 6.70%, 1/01/19 ...................................................      2,000,000             2,141,980
     Series D, 5.875%, 1/01/13 ..................................................      5,790,000             5,925,891
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
     5.75%, 1/01/15 .............................................................     12,435,000            12,479,517
     6.25%, 1/01/17 .............................................................      9,720,000            10,098,983
  North Carolina State GO, Public Improvement, Series A, 5.10%, 9/01/17 .........     21,365,000            22,161,915
  University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21    5,000,000             4,939,650
  Winston-Salem Water and Sewer System Revenue, Refunding, 5.125%, 6/01/28 ......     11,000,000            10,851,500
                                                                                                         -------------
                                                                                                           298,700,963
                                                                                                         -------------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NORTH DAKOTA .1%
  Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16 ............      $ 232,000         $     232,387
  Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series,
     AMBAC Insured,
     6.05%, 1/01/19 .............................................................      9,130,000             9,795,486
  Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ...................        565,000               565,701
                                                                                                         -------------
                                                                                                            10,593,574
                                                                                                         -------------
  OHIO 2.5%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
     Children's Hospital Center,
     FSA Insured, 5.00%, 11/15/31 ...............................................      9,250,000             8,785,095
  Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 .......     20,000,000            19,261,800
  Columbus Water System Revenue, Refunding, 5.00%, 11/01/05 .....................      2,135,000             2,277,127
  Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30    17,100,000            18,528,876
  Dayton Special Facilities Revenue, Emery Air Freight Corp.,
     Emery Worldwide Air Inc., Refunding,
     Series A, 5.625%, 2/01/18 ..................................................      6,000,000             4,559,640
     Series E, 6.05%, 10/01/09 ..................................................      4,000,000             3,563,680
     Series F, 6.05%, 10/01/09 ..................................................      2,750,000             2,450,030
  Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation
     Bonds, MBIA Insured,
     5.00%, 12/01/27 ............................................................      7,500,000             7,299,150
  Hamilton County Sales Tax, Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32   10,000,000            10,006,400
  Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18  12,000,000            14,255,957
  Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
     Pre-Refunded,
     5.50%, 12/01/10 ............................................................      1,300,000             1,431,703
     5.60%, 12/01/11 ............................................................      1,000,000             1,107,810
     5.65%, 12/01/12 ............................................................        925,000             1,027,721
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
     5.375%, 12/01/20 ...........................................................      4,275,000             4,415,904
     5.45%, 12/01/25 ............................................................      3,000,000             3,072,570
  Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co.
     Project, Refunding,
     6.10%, 9/01/30 .............................................................     12,000,000            12,085,440
  Ohio State GO, Highway Capital Improvement, Series C, 4.75%, 5/01/04 ..........      1,500,000             1,564,965
  Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured,
     Pre-Refunded,
     5.50%, 2/15/26 .............................................................      1,000,000             1,101,290
  Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan
     Fund, Water Quality Series,
     MBIA Insured, 5.125%, 6/01/19 ..............................................     18,000,000            18,185,040
  Ohio State Water Development Authority Revenue, Dayton Power, Refunding,
     Series A,
     6.40%, 8/15/27 .............................................................      3,250,000             3,325,238
  Pickerington Local School District GO, School Facilities Construction and
     Improvement, FGIC Insured,
     5.00%, 12/01/28 ............................................................     15,000,000            14,569,800
  University of Akron General Receipts Revenue, FGIC Insured, 5.75%, 1/01/29 ....     11,305,000            11,869,911
  University of Cincinnati COP,
     Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 .............      4,000,000             3,957,280
     University Center Project, MBIA Insured, 5.125%, 6/01/24 ...................     10,500,000            10,465,140
  University of Cincinnati General Receipts Revenue, Series A, FGIC Insured,
     5.25%, 6/01/24 .............................................................      5,000,000             5,038,700
                                                                                                         -------------
                                                                                                           184,206,267
                                                                                                         -------------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OKLAHOMA .8%
  Oklahoma State Turnpike Authority Turnpike Revenue, First Senior, 7.875%, 1/01/21    $ 610,000         $     616,667
  Stillwater Medical Center Authority Revenue,
     Series A, 6.10%, 5/15/09 ...................................................      3,440,000             3,516,746
     Series B, 6.35%, 5/15/12 ...................................................      1,200,000             1,210,776
     Series B, 6.50%, 5/15/19 ...................................................      3,390,000             3,324,980
  Tulsa County Home Finance Authority Mortgage Revenue, Series D, GNMA Secured,
     6.95%, 12/01/22                                                                     285,000               290,084
  Tulsa County Municipal Airport Revenue, American Airlines Inc.,
     7.35%, 12/01/11 ............................................................      4,000,000             3,932,480
     6.25%, 6/01/20 .............................................................     18,530,000            16,256,184
  Tulsa County Parking Authority, Series B,
     6.90%, 12/01/07 ............................................................      3,000,000             3,136,680
     7.00%, 12/01/14 ............................................................      5,500,000             5,753,660
  Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11 .      2,740,000             2,817,843
  Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project,
     Series A, Pre-Refunded,
     6.25%, 2/15/14 .............................................................      2,000,000             2,220,140
  Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 ....     10,000,000             9,134,600
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
     Refunding, 6.00%, 8/15/14 ..................................................      4,000,000             3,965,320
                                                                                                         -------------
                                                                                                            56,176,160
                                                                                                         -------------
  OREGON .7%
  Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20  4,000,000             4,068,480
  Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured,
     6.00%, 10/15/13 ............................................................      1,250,000             1,438,088
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
     6.00%, 5/01/26 .............................................................     10,000,000            11,437,200
  Oregon State EDR, Georgia Pacific Corp. Project,
     Refunding, Series 183, 5.70%, 12/01/25 .....................................      3,500,000             3,106,705
     Series CLVII, 6.35%, 8/01/25 ...............................................      5,500,000             5,337,035
  Oregon State GO,
     Series LX, 6.75%, 5/01/05 ..................................................      1,000,000             1,106,630
     State Board of Higher Education, Series A, 5.00%, 8/01/26 ..................     12,000,000            11,654,400
  Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19 ......................     15,055,000           15,072,163
                                                                                                         -------------
                                                                                                            53,220,701
                                                                                                         -------------
  PENNSYLVANIA 4.8%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
     MBIA Insured,
     6.50%, 11/15/30 ............................................................     10,000,000            11,170,000
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
     5.50%, 12/01/29 ............................................................     10,000,000             9,111,800
     Series A, 6.70%, 12/01/20 ..................................................      5,250,000             5,409,495
  Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured,
     5.00%, 3/01/29 .............................................................     10,000,000             9,600,000
  Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ...............................      5,000,000             4,851,850
  Butler Area School District GO, FGIC Insured, 5.60%, 4/01/28 ..................      5,000,000             5,160,850
  Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
     Series B, Connie Lee Insured, Pre-Refunded,
     6.30%, 7/01/08 .............................................................      9,600,000             9,865,056
     6.375%, 7/01/18 ............................................................     10,740,000            11,037,820
  Delaware County Authority University Revenue, Villanova University, Series A,
     MBIA Insured, 5.00%, 12/01/18 ..............................................      7,090,000             7,120,771


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PENNSYLVANIA (CONT.)
  Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges
     Revenue, FSA Insured, 5.75%,
     1/01/22 ....................................................................    $ 8,500,000         $   8,989,600
     1/01/26 ....................................................................     10,000,000            10,549,800
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
     AMBAC Insured,
     5.60%, 7/01/17 .............................................................      5,000,000             5,495,100
  Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 ...     18,700,000            18,452,599
  Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
     Series A, MBIA Insured,
     6.15%, 8/01/29 .............................................................      4,000,000             4,372,960
  Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities,
     5.25%, 11/15/28 ............................................................      2,500,000             2,270,975
  Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
     5.25%, 10/01/30 ............................................................     12,150,000            12,078,315
  Pennsylvania EDA,
     Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 5,000,000             5,840,250
     Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 13,500,000            14,131,935
  Pennsylvania HFA, Rental Housing, Refunding, FGIC Insured, 6.40%, 7/01/12 .....     10,590,000            10,826,157
  Pennsylvania Infrastructure Investment Authority Revenue, Pennvest Loan Pool Program,
     Series A, 5.85%, 9/01/08 ...................................................      1,520,000             1,611,823
  Pennsylvania State Financial Authority Revenue,
     Municipal Capital Improvements Program, Refunding,
     6.60%, 11/01/09 ............................................................     33,280,000            35,446,861
  Pennsylvania State GO, Second Series, 5.00%, 9/15/07 ..........................      2,500,000             2,683,200
  Philadelphia Authority for Industrial Development Lease Revenue,
     Series B, FSA Insured,
     5.25%, 10/01/30 ............................................................     15,630,000            15,424,778
  Philadelphia Gas Works Revenue,
     14th Series A, Pre-Refunded, 6.375%, 7/01/26 ...............................      1,210,000             1,293,914
     1st Series A, FSA Insured, 5.00%, 7/01/26 ..................................      5,000,000             4,809,750
     Refunding, 14th Series, 6.375%, 7/01/26 ....................................      2,740,000             2,721,341
  Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .................................      5,000,000             4,853,500
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured,
          5.30%, 1/01/18 ........................................................      3,275,000             3,240,416
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured,
          5.35%, 1/01/23 ........................................................      5,690,000             5,612,559
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured,
          5.375%, 1/01/28 .......................................................      3,700,000             3,666,663
     Temple University Hospital, 5.875%, 11/15/23 ...............................      5,000,000             4,613,100
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured,
     5.25%, 9/01/29 .............................................................     15,000,000            14,827,200
  Philadelphia School District GO, Series A, FSA Insured, 5.75%, 2/01/30 ........     14,050,000            14,798,022
  Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ..........      9,410,000            10,077,734
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
     5.00%, 11/01/31 ............................................................     25,000,000            23,923,250
  Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue,
     AMBAC Insured,
     5.125%, 2/01/35 ............................................................     15,000,000            14,502,300
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
     Sales Tax, AMBAC Insured,
     5.25%, 2/01/31 .............................................................      5,000,000             4,970,200
  State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 ..............      5,850,000             5,598,684
  Washington County Authority Revenue, Capital Projects and Equipment Program,
     Refunding, AMBAC Insured,
     6.15%, 12/01/29 ............................................................      5,000,000             5,565,300
                                                                                                         -------------
                                                                                                           346,575,928
                                                                                                         -------------
  RHODE ISLAND 1.3%
  Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 .....      9,900,000            10,679,625
  Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence,
     Series A, AMBAC Insured,
     6.70%, 1/01/15 .............................................................      2,200,000             2,416,194


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  RHODE ISLAND (CONT.)
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Refunding, Series 25-A, 4.95%, 10/01/16 ....................................      $ 210,000         $     212,304
     Series 10-A, 6.50%, 10/01/22 ...............................................     20,200,000            20,683,790
     Series 10-A, 6.50%, 4/01/27 ................................................     13,085,000            13,361,094
     Series 13, 6.70%, 10/01/15 .................................................      5,990,000             6,264,881
     Series 15-A, 6.85%, 10/01/24 ...............................................     15,000,000            15,565,500
     Series 17-A, 6.25%, 4/01/17 ................................................      2,320,000             2,399,901
     Series 17-A, 6.375%, 10/01/26 ..............................................      2,720,000             2,805,734
  Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B,
     AMBAC Insured, Pre-Refunded,
     6.75%, 6/01/25 .............................................................      3,000,000             3,315,450
  Rhode Island State and Providence Plantations GO, Consolidated Capital Development
     Loan, Series C,
     5.00%, 9/01/07 .............................................................      1,880,000             2,014,006
  Rhode Island State Health and Educational Building Corp. Revenue,
     Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ...............      8,400,000             8,640,912
     St. Antoine Residence, Pre-Refunded, 6.70%, 11/15/12 .......................      2,320,000             2,528,452
     St. Antoine Residence, Pre-Refunded, 6.75%, 11/15/18 .......................      2,750,000             2,999,178
                                                                                                         -------------
                                                                                                            93,887,021
                                                                                                         -------------
  SOUTH CAROLINA 1.1%
  Berkeley County School District COP, Berkeley School Facilities Group Inc., AMBAC
     Insured, Pre-Refunded,
     6.30%, 2/01/16 .............................................................      1,800,000             1,950,426
  Piedmont Municipal Power Agency Electric Revenue, Refunding,
     6.60%, 1/01/21 .............................................................     10,645,000            10,670,548
     Series A, 6.55%, 1/01/16 ...................................................      7,340,000             7,346,166
     Series A, 5.75%, 1/01/24 ...................................................      3,150,000             2,981,979
     Series A, AMBAC Insured, 5.75%, 1/01/24 ....................................      5,050,000             5,062,120
  Richland County PCR, Union Camp Corp. Project, Refunding, Series C, 6.55%, 11/01/20  3,000,000             3,088,110
  South Carolina Public Service Authority Revenue,
     Refunding, Series A, AMBAC Insured, 6.375%, 7/01/21 ........................     12,765,000            13,121,654
     Series B, FSA Insured, 5.25%, 1/01/33 ......................................     31,835,000            31,640,488
  South Carolina State GO, State Highway, Series B, 5.25%, 4/01/05 ..............      2,000,000             2,131,400
                                                                                                         -------------
                                                                                                            77,992,891
                                                                                                         -------------
  SOUTH DAKOTA .3%
  Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding,
     6.70%, 6/01/10 .............................................................      5,000,000             5,107,700
  South Dakota HDA Revenue, Homeownership Mortgage, Series A, 5.30%, 5/01/04 ....      1,480,000             1,530,305
  South Dakota Health and Educational Facilities Authority Revenue,
     Avera Health Issue,
     5.25%, 7/01/22 .............................................................     15,425,000            15,506,598
                                                                                                         -------------
                                                                                                            22,144,603
                                                                                                         -------------
  TENNESSEE .4%
  Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
     6.125%, 8/01/05 ............................................................      1,540,000             1,169,106
     6.30%, 8/01/07 .............................................................      1,000,000               758,380
  Johnson City Health and Educational Facilities Board Hospital Revenue, Refunding,
     First Mortgage Mountain
     States Health, Series A, MBIA Insured, 6.00%, 7/01/21 ......................      7,000,000             7,530,110
  Memphis GO, 5.00%, 4/01/17 ....................................................      3,000,000             3,035,040


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TENNESSEE (CONT.)
  Memphis-Shelby County Airport Authority Special Facilities and Project Revenue,
     Federal Express Corp.,
     6.75%, 9/01/12 .............................................................    $ 6,520,000         $   6,683,848
  Metropolitan Government Nashville and Davidson County GO,
     Refunding and Improvement, Series A and B,
     5.00%, 10/15/05 ............................................................      2,000,000             2,136,240
  Metropolitan Government of Nashville and Davidson County Health and Educational
     Facilities Board Revenue,
     Multi-Modal Health Facility, Asset Guaranteed, 5.50%, 5/01/23 ..............        950,000               956,460
(c) Metropolitan Government of Nashville and Davidson County IDBR,
     Osco Treatment Inc., Refunding and
     Improvement, 6.00%, 5/01/03 ................................................      1,859,300               706,534
  Tennessee HDA Revenue, Homeownership Program, Refunding Series 1D, 4.70%, 7/01/15    1,750,000             1,747,515
  Tennessee HDA, Homeownership Program, Series 1992, 6.80%, 7/01/17 .............      1,155,000             1,179,902
  Tennessee State Local Development Authority Revenue,
     Community Provider Pooled Loan Program, Pre-Refunded,
     6.45%, 10/01/14 ............................................................      2,275,000             2,522,816
                                                                                                         -------------
                                                                                                            28,425,951
                                                                                                         -------------
  TEXAS 5.1%
  Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ........      7,755,000             8,519,178
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
    Services, Refunding,
    FSA Insured, ETM,
     6.00%, 11/15/15 ............................................................      4,500,000             4,885,515
     6.10%, 11/15/23 ............................................................      8,300,000             9,058,703
  Bexar County HFC MFHR, GO, American Opportunity Housing, Series A, MBIA Insured,
     5.80%, 1/01/31 .............................................................      6,000,000             6,027,900
  Bexar Metropolitan Water District Water Works Systems Revenue, Refunding,
     MBIA Insured,
     5.875%, 5/01/22 ............................................................      2,860,000             3,003,429
  Dallas Area Rapid Transit Revenue, senior lien, Refunding, AMBAC Insured,
     5.50%, 12/01/07 ............................................................      1,250,000             1,375,650
  Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue,
     American Airlines Inc., Refunding,
     6.00%, 11/01/14 ............................................................     29,400,000            24,808,014
     Series B, 6.05%, 5/01/29 ...................................................      5,000,000             4,679,000
     Series C, 6.15%, 5/01/29 ...................................................      6,100,000             5,518,121
  Dallas-Fort Worth International Airport Revenue, Refunding and Improvement,
     Series A, FGIC Insured,
     5.625%, 11/01/26 ...........................................................     85,000,000            85,714,850
  Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ......................      4,900,000             4,834,193
  Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center
     Project, Refunding, AMBAC Insured,
     6.875%, 11/01/10 ...........................................................      2,700,000             2,859,192
  Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp.
     Projects, Refunding,
     5.50%, 9/01/17 .............................................................      3,250,000             3,151,590
  Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 .........     20,250,000            20,766,578
(b) Houston Area Water Corp. Contract Revenue, Northeast Water Purification
     Project, FGIC Insured,
     5.125%, 3/01/28 ............................................................     15,000,000            14,590,650
  Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/05 ...........      1,500,000             1,578,195
  Houston Water and Sewer System Revenue, Refunding, Series B, 6.375%, 12/01/14 .     21,000,000            21,982,590
  Houston Water And Sewer Systems Revenue, junior lien, Refunding
     Series B, FGIC Insured, 5.25%, 12/01/30 ....................................     14,000,000            13,775,440
     Series D, FGIC Insured, 5.00%, 12/01/25 ....................................      9,710,000             9,332,669
  Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ..............................         20,000                20,062
  Kerrvillw ISD, GO, Refunding, 6.00%, 8/15/13 ..................................      1,000,000             1,112,920
  Lubbock HFC, SFMR, MBS Program, Refunding,
     Series A, GNMA Secured, 6.125%, 12/01/17 ...................................        875,000               908,215
  Matagorda County Navigation District No. 1 PCR, Central Power and Light Co.
     Project, Refunding, 6.00%, 7/01/28 .........................................     19,200,000            19,214,592


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TEXAS (CONT.)
  Matagorda County Navigation District No. 1 Revenue, PCR, Collateralized, Houston
     Lighting and Power Co.,
     Refunding, Series A, AMBAC Insured, 6.70%, 3/01/27 .........................    $ 5,500,000         $   5,623,145
  Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14 ..............................        100,000               100,364
  North Central Health Facility Development Corp. Revenue, Texas Health Resources
     System, Series B, MBIA Insured,
     5.125%, 2/15/22 ............................................................      5,985,000             5,849,919
(b) North Central Texas Health Facility Development Corp. Revenue,
     Children's Medical Center Dallas, Refunding,
     AMBAC Insured, 5.25%, 8/15/24 ..............................................     19,335,000            19,033,954
  Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project,
     Refunding, Series A,
     5.60%, 4/01/18 .............................................................      4,500,000             1,350,000
  Port Corpus Christi IDC Revenue, Valero, Refunding,
     Series B, 5.40%, 4/01/18 ...................................................      4,000,000             3,855,080
     Series C, 5.40%, 4/01/18 ...................................................      6,000,000             5,782,620
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding,
     5.65%, 12/01/22  13,000,000  12,230,010
  Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of
     Oklahoma, Central Power and
     Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 .........................      5,000,000             5,404,550
  Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA
     Insured, 6.10%, 4/01/18 ....................................................      4,000,000             4,383,440
  San Antonio Electric and Gas Revenue, Refunding, Series A, 5.125%, 2/01/09 ....      1,250,000             1,332,338
  San Antonio Water Revenue,
     MBIA Insured, 6.50%, 5/15/10 ...............................................      2,620,000             2,676,802
     MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 .................................        175,000               188,900
     senior lien, MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 ....................      1,440,000             1,471,219
     Systems, Refunding, FSA Insured, 5.00%, 5/15/25 ............................      5,000,000             4,808,150
  Tarrant County Health Facilities Development Corp. Health Services Revenue, Health
     Resources System, Series A,
     MBIA Insured, 5.00%, 2/15/26 ...............................................     10,000,000             9,340,200
  Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 ...      2,500,000             2,568,150
  Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 .................      3,125,000             3,266,969
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
     Center Project,
     Series A, MBIA Insured, 5.50%, 11/01/17 ....................................      1,735,000             1,796,332
     Series D, FSA Insured, 5.375%, 11/01/27 ....................................     14,040,000            14,010,937
                                                                                                         -------------
                                                                                                           372,790,325
                                                                                                         -------------
  US TERRITORIES 2.1%
  District of Columbia GO,
     Pre-Refunded, Series A, FSA Insured, 5.375%, 6/01/24 .......................      1,420,000             1,564,769
     Series A, FSA Insured, 5.375%, 6/01/24 .....................................      3,580,000             3,619,201
     Series E, MBIA Insured, 6.00%, 6/01/13 .....................................      1,230,000             1,289,803
     Series E, MBIA Insured, 6.00%, 6/01/13 .....................................      2,355,000             2,479,603
     Series E, MBIA Insured, Pre-Refunded, 6.00%, 6/01/13 .......................        415,000               441,377
  District of Columbia Revenue, Catholic University of America, Connie Lee Insured,
     Pre-Refunded, 6.45%, 10/01/23 ..............................................      5,265,000             5,690,886
  District of Columbia Tobacco Settlement Financing Corp. Revenue,
     Asset Backed Bonds, 6.50%, 5/15/33 .........................................     35,000,000            35,947,800
  Guam Airport Authority Revenue, Series B,
     6.60%, 10/01/10 ............................................................        325,000               339,453
     6.70%, 10/01/23 ............................................................      1,000,000             1,041,480
  Guam Government Limited Obligation Highway Revenue, Refunding, Series A,
     FSA Insured, 6.30%, 5/01/12 ................................................        280,000               285,600


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  US TERRITORIES (CONT.)
  Puerto Rico Commonwealth GO,
     AMBAC Insured, 5.40%, 7/01/25 ..............................................      $ 250,000         $     255,363
     Pre-Refunded, 6.50%, 7/01/23 ...............................................        250,000               276,023
     Public Improvement, Refunding, 5.75%, 7/01/17 ..............................        250,000               281,875
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
     5.50%, 7/01/26 .............................................................      1,150,000             1,165,479
     5.00%, 7/01/36 .............................................................     59,000,000            57,211,120
     5.50%, 7/01/36 .............................................................      7,000,000             7,172,760
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation
     Revenue, Series A,
     5.00%, 7/01/38 .............................................................      2,500,000             2,383,525
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation,
     Refunding,
     7.875%, 10/01/04 ...........................................................      1,735,000             1,746,642
  Puerto Rico Electric Power Authority Revenue,
     Series R, Pre-Refunded, 6.25%, 7/01/17 .....................................        100,000               102,288
     Series T, 5.50%, 7/01/20 ...................................................        400,000               403,532
     Series X, 5.50%, 7/01/25 ...................................................        200,000               201,540
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
     First Portfolio,
     6.25%, 4/01/29 .............................................................        130,000               134,648
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
     Financing Authority Revenue,
     PepsiCo Inc. Project, 6.25%, 11/15/13 ......................................        350,000               363,041
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control
     Facilities Financing Authority
     Industrial Revenue,
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...............................        850,000               814,428
     Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 ...............        250,000               255,213
  Puerto Rico PBA Revenue,
     Guaranteed, Government Facilities, Series D, 5.25%, 7/01/27 ................     12,000,000            11,999,160
     Public Education and Health Facilities , Refunding, Series M, 5.75%, 7/01/15        900,000               933,669
  University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ....        285,000               287,767
  Virgin Islands PFA Revenue, sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%,
     10/01/02 ...................................................................      1,700,000             1,718,836
     10/01/03 ...................................................................      1,850,000             1,906,906
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 ............................................................      1,400,000             1,431,122
     5.50%, 10/01/22 ............................................................      5,000,000             5,003,050
     5.625%, 10/01/25 ...........................................................      1,900,000             1,919,532
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
     5.30%, 7/01/18 .............................................................        500,000               496,745
                                                                                                         -------------
                                                                                                           151,164,236
                                                                                                         -------------
  UTAH .7%
  Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding,
     Series A, 7.50%, 2/01/10 ...................................................      5,050,000             5,217,307
  Intermountain Power Agency Power Supply Revenue,
     Refunding, ETM, 6.15%, 7/01/14 .............................................     16,225,000            18,009,426
     Series A, 6.15%, 7/01/14 ...................................................      8,775,000             9,484,985
  Salt Lake County College Revenue, Westminster College Project,
     5.70%, 10/01/17 ............................................................      1,000,000             1,018,730
     5.75%, 10/01/27 ............................................................      1,000,000               997,290
     5.625%, 10/01/28 ...........................................................      3,305,000             3,257,871


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  UTAH (CONT.)
  South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 .................    $ 4,770,000         $   4,789,271
  Utah State GO, Refunding, Series B, MBIA Insured, 4.50%, 7/01/07 ..............      1,500,000             1,574,535
  Utah State HFA,
     Refunding, Series A, FNMA Insured, 6.50%, 5/01/19 ..........................      2,945,000             3,002,133
     SFM, Refunding, 6.80%, 1/01/12 .............................................        135,000               137,947
     SFM, Series B, 6.55%, 7/01/19 ..............................................        815,000               844,527
     SFM, Series B, 6.55%, 7/01/26 ..............................................      1,985,000             2,053,205
     SFM, Series C-1, 6.80%, 7/01/12 ............................................        100,000               102,180
     SFM, Series E-1, 6.65%, 7/01/20 ............................................        550,000               569,674
                                                                                                         -------------
                                                                                                            51,059,081
                                                                                                         -------------
  VERMONT .3%
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
     Health, Series A, AMBAC
     Insured, 6.125%, 12/01/27 ..................................................     13,000,000            14,113,450
  Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ..................................      7,560,000             7,817,947
                                                                                                         -------------
                                                                                                            21,931,397
                                                                                                         -------------
  VIRGINIA .5%
  Danville IDA, Hospital Revenue,
     Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24     5,840,000             6,449,754
     Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 ......       5,885,000             6,499,453
  Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project,
     Pre-Refunded,
     6.00%, 8/01/15 .............................................................      7,250,000             7,957,310
  Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured,
     5.125%, 7/01/18 ............................................................      2,000,000             2,019,120
  Virginia State HDA Commonwealth Mortgage Revenue, Series H, Subseries H-1,
     MBIA Insured, 5.35%, 7/01/31 10,000,000 9,999,900
  Virginia State Public School Authority GO, Series B, Pre-Refunded, 6.00%, 8/01/05      190,000               208,364
  Virginia State Public School Authority Revenue, School Financing, Refunding,
     Series A, 5.25%, 8/01/06 ...................................................      2,500,000             2,709,000
                                                                                                         -------------
                                                                                                            35,842,901
                                                                                                         -------------
  WASHINGTON 3.5%
  Aberdeen GO, Series A, MBIA Insured, 5.80%, 12/01/12 ..........................        100,000               105,855
  Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 ..................        100,000               105,817
  Bellingham Housing Authority Revenue,
     Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 .....................        200,000               222,012
     Pacific Rim and Cascade Meadows Project, Refunding,
     MBIA Insured, 5.20%, 11/01/27 ..............................................        200,000               195,036
  Chelan County PUD No. 1,
     Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 ........      5,000,000             4,942,450
     Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA
     Insured, 5.25%, 7/01/33 ....................................................        200,000               192,858
  Clark County PUD No. 1 Generating Systems Revenue, FSA Insured, 5.50%, 1/01/25      15,015,000            15,303,738
  Clark County PUD No. 1, Generating System Revenue,
     FGIC Insured, ETM, 6.00%, 1/01/08 ..........................................        200,000               223,722
  Clark County Sewer Revenue, MBIA Insured, 5.70%, 12/01/16 .....................        200,000               221,668
  Conservation and Renewable Energy System Revenue, Washington Conservation Project,
     6.50%, 10/01/14 ............................................................        400,000               439,564
  Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15       100,000               107,666
  Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B,
     FSA Insured, 5.35%, 7/01/18 ................................................     11,500,000            11,761,625
  Federal Way GO, Refunding, 5.85%, 12/01/21 ....................................        100,000               102,198
  Grant County PUD No. 002, Wanapum Hydro Electric Revene, Refunding, Second Series,
     Series A, MBIA Insured,
     5.20%, 1/01/23 .............................................................        250,000               249,355
  Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding, Series D,
     FSA Insured, 5.20%, 1/01/23 ................................................      6,000,000             5,984,520


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)



                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WASHINGTON (CONT.)
  Grant County PUD No. 2, Priest Rapids Hydroelectric Revenue, Second Series,
     Series B, MBIA Insured,
     5.875%, 1/01/26 ............................................................      $ 100,000         $     103,861
  King County GO,
     Sewer District, 5.875%, 1/01/15 ............................................        100,000               106,918
     Sewer, Refunding, Series C, 6.25%, 1/01/32 .................................      8,715,000             9,464,577
  King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .        175,000               179,986
  King County School District No. 400 GO, Mercer Island, 5.90%, 12/01/15 ........        100,000               110,484
  King County School District No. 412, Shoreline, Pre-Refunded, 6.10%, 6/01/13 ..        100,000               109,262
  King County School District No. 415, Kent, FSA Insured, 5.875%, 6/01/16 .......        200,000               220,778
  Lewis County PUD No. 1, Cowlitz Falls Hydroelectric Project Revenue,
     6.00%, 10/01/24 ............................................................        200,000               200,406
  Pierce County EDC, Solid Waste Revenue,
     Occidental Petroleum Corp., 5.80%, 9/01/29 .................................      4,375,000             4,129,081
     Steilacoom, Refunding, 6.60%, 8/01/22 ......................................     32,480,000            33,225,091
  Pierce County School District No. 320, GO, FSA Insured, 6.00%, 12/01/14 .......      2,000,000             2,229,520
  Pierce County Sewer Revenue, 5.70%, 2/01/17 ...................................        100,000               103,008
  Pilchuck Development Public Corp. Special Facilities Airport Revenue,
     Tramco Project, B.F. Goodrich,
     6.00%, 8/01/23 .............................................................        800,000               783,000
  Port of Seattle Revenue, Series B,
     6.00%, 11/01/17 ............................................................        180,000               183,695
     Pre-Refunded, 6.00%, 11/01/17 ..............................................         20,000                20,411
  Port Seattle Revenue, Refunding, Series A, FGIC Insured, 5.00%, 4/01/31 .......     15,000,000            14,252,400
  Seatac GO, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ........................      3,210,000             3,494,888
  Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project,
     7.40%, 11/20/36 ............................................................         99,000               110,021
  Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ....................     10,000,000            10,013,100
  Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ...................        300,000               291,537
  Snohomish County GO, MBIA Insured, 5.90%, 12/01/15 ............................        100,000               108,513
  Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ............        200,000               207,828
  Snohomish County PUD No. 1 Electric Revenue, Generation System, Refunding,
     FGIC Insured, 6.00%, 1/01/18 ...............................................        200,000               209,360
  Snohomish County PUD No. 1 Water Revenue, 5.85%, 11/01/17 .....................        100,000               100,000
  Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ................................      7,000,000             8,240,400
  Spokane County GO, Refunding, 6.00%, 12/01/14 .................................        130,000               141,967
  Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ..        100,000               100,216
  Sunnyside GO, MBIA Insured, 6.10%, 12/01/14 ...................................        100,000               109,009
  Tacoma Electric System Revenue, Refunding, FGIC Insured, 6.25%, 1/01/15 .......        200,000               216,062
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................        300,000               307,695
  Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 ...        100,000               113,121
  Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
     5.25%, 6/01/33 .............................................................      9,770,000             9,636,933
     5.125%, 6/01/22 ............................................................      2,925,000             2,901,337
  University of Washington Alumni Association Lease Revenue, Medical Center
     Roosevelt II, FSA Insured,
     6.30%, 8/15/14 .............................................................      4,500,000             4,922,685
  Washington State GO,
     Motor Vehicle Fuel Tax, Refunding, Series 1995D, DD-15 and R-95C, 6.00%, 9/01/20    240,000               256,111
     Series C, 5.50%, 7/01/11 ...................................................      1,000,000             1,096,360
     Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .....................     10,120,000            10,011,109


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WASHINGTON (CONT.)
  Washington State Health Care Facilities Authority Revenue,
     Children's Hospital and Regional Medical Center, FSA Insured, 5.00%, 10/01/28     $ 600,000             $ 566,406
     Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 .....................        250,000               242,540
     Providence Services, MBIA Insured, 5.50%, 12/01/26 .........................      6,000,000             6,069,180
  Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran
     University Project, Refunding,
     Connie Lee Insured, 5.70%, 11/01/26 ........................................        200,000               205,674
  Washington State Housing Finance Commission SF Program,
     Series 1A-1, GNMA Secured, 6.25%, 6/01/16 ..................................         90,000                93,537
     Series 1A-3, GNMA Secured, 6.15%, 12/01/15 .................................        200,000               206,942
     Series 2N, GNMA Secured, 6.05%, 12/01/16 ...................................         85,000                88,565
     Series 3A, GNMA Secured, 5.75%, 12/01/28 ...................................        160,000               161,750
  Washington State Housing Finance Commission SFMR, MBS Program, Series A,
     GNMA Secured, FNMA Insured,
     7.05%, 7/01/22 .............................................................         15,000                15,523
  Washington State Public Power Supply System Revenue,
     Nuclear Project No. 1, Refunding, Series A, 6.05%, 7/01/12 .................     35,355,000            37,675,702
     Nuclear Project No. 1, Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 ...      1,310,000             1,346,287
     Nuclear Project No. 1, Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 ...     18,655,000            19,144,507
     Nuclear Project No. 2, Refunding, Series A, 6.00%, 7/01/09 .................     18,330,000            19,488,798
     Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .................      7,700,000             8,792,784
     Nuclear Project No. 2, Series A, 6.25%, 7/01/12 ............................      3,200,000             3,288,640
                                                                                                         -------------
                                                                                                           255,555,649
                                                                                                         -------------
  WEST VIRGINIA .6%
  Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
     6.50%, 4/01/25 .............................................................      3,500,000             3,571,750
     Refunding, 5.40%, 5/01/25 ..................................................     10,000,000             9,250,200
  Putnam County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/13 .............      1,000,000               930,200
  Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ........................      2,400,000             2,642,856
  West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ...............     10,000,000             9,931,500
(c) West Virginia State Hospital Finance Authority Hospital Revenue, Logan General
     Hospital Project, Refunding and
     Improvement, 7.25%, 7/01/20 ................................................      7,000,000             4,257,890
  West Virginia State Housing Development Fund, Housing Finance, Series D,
     7.00%, 5/01/17 .............................................................      6,000,000             6,212,880
     7.05%, 11/01/24 ............................................................      9,000,000             9,306,360
                                                                                                         -------------
                                                                                                            46,103,636
                                                                                                         -------------
  WISCONSIN 1.2%
  Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ....................      2,200,000             2,246,838
  Madison Industrial IDR, Madison Gas and Electric Co. Project, Series A,
     6.75%, 4/01/27 .............................................................      4,220,000             4,319,128
  Wisconsin Housing and EDA, Homeownership Revenue,
     Refunding, Series A, 6.10%, 11/01/10 .......................................      9,190,000             9,694,072
     Series 1, 6.75%, 9/01/15 ...................................................      8,895,000             9,087,933
     Series 1, 6.75%, 9/01/17 ...................................................      2,585,000             2,640,810
     Series A, 6.90%, 3/01/16 ...................................................      1,985,000             2,079,546
     Series A, 6.45%, 3/01/17 ...................................................      4,970,000             5,147,827
     Series B, 7.05%, 11/01/22 ..................................................      3,000,000             3,078,810


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WISCONSIN (CONT.)
  Wisconsin State GO,
     Refunding, Series 2, 5.40%, 5/01/04 ........................................      $ 700,000             $ 738,556
     Series B, 5.00%, 5/01/08 ...................................................      2,000,000             2,130,880
  Wisconsin State Health and Educational Facilities Authority Revenue,
     Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ......     21,050,000            21,125,359
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 .....................      1,500,000             1,434,330
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 .....................      1,000,000               935,960
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 .................      6,500,000             7,083,115
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 .................      7,500,000             8,119,425
  Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.00%, 7/01/11 ....      1,500,000             1,639,050
  Wisconsin State Transportation Revenue, Series A, MBIA Insured, 5.00%, 7/01/07       3,000,000             3,210,660
                                                                                                         -------------
                                                                                                            84,712,299
                                                                                                         -------------
  WYOMING .2%
  Wyoming CDA,
     Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 ......................     10,665,000            10,954,448
     MFMR, Series A, 6.95%, 6/01/24 .............................................      3,460,000             3,531,795
     MFMR, Series A, Pre-Refunded, 6.90%, 6/01/12 ...............................      1,200,000            1,225,080
                                                                                                         -------------
                                                                                                            15,711,323
                                                                                                         -------------
  TOTAL BONDS ...................................................................                        6,837,751,970
                                                                                                         -------------
  ZERO COUPON/STEP-UP BONDS 3.9%
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
     Memorial Hospital Project,
     Series A, Connie Lee Insured, 12/01/22 .....................................     11,040,000             9,333,106
  Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09 ......................      1,435,000               855,647
  Coldwater Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ..............      5,935,000             2,491,988
  Colorado Springs Airport Revenue, Series C,
     1/01/03 ....................................................................      1,660,000             1,627,115
     1/01/05 ....................................................................      1,610,000             1,450,835
     1/01/07 ....................................................................      1,675,000             1,355,042
     1/01/08 ....................................................................        800,000               609,584
     1/01/11 ....................................................................      1,450,000               919,402
  Cook County GO,
     Community Consolidated School District No. 54, Schaumburg Township, Series B,
     FGIC Insured,
     Pre-Refunded, 1/01/08 ......................................................      4,800,000             3,459,504
     Community Consolidated School District No. 54, Schaumburg Township, Series B,
     FGIC Insured,
     Pre-Refunded, 1/01/09 ......................................................      4,380,000             2,951,200
     Community Consolidated School District No. 54, Schaumburg Township, Series B,
     FGIC Insured,
     Pre-Refunded, 1/01/10 ......................................................      5,760,000             3,637,037
     Community Consolidated School District No. 54, Schaumburg Township, Series B,
     FGIC Insured,
     Pre-Refunded, 1/01/07 ......................................................      3,505,000             2,699,586
  Director of State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, AMBAC Insured,
     1/01/25 ....................................................................      3,080,000               873,303
     1/01/26 ....................................................................      3,815,000             1,016,163
     1/01/27 ....................................................................      3,000,000               755,610
     1/01/28 ....................................................................     13,315,000             3,163,378
     1/01/29 ....................................................................      8,410,000             1,879,467


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  District of Columbia Revenue, Capital Appreciation, Georgetown University,
     MBIA Insured, 4/01/22 ......................................................    $12,870,000         $   4,168,207
     MBIA Insured, 4/01/23 ......................................................     14,160,000             4,301,666
     Series A, MBIA Insured,04/01/20 ............................................      8,860,000             3,270,935
  Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien,
     AMBAC Insured,
     10/01/23 ...................................................................      5,000,000             1,522,950
     10/01/24 ...................................................................      3,000,000               860,670
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/24 ...................................     65,000,000            17,132,700
     Convertible Capital Appreciation, Refunding, 1/15/23 .......................     35,000,000            22,662,850
  Harrison Community Schools GO, AMBAC Insured, 5/01/20 .........................      6,000,000             2,164,200
  Hays Consolidated ISD, Capital Appreciation,
     8/15/19 ....................................................................      5,285,000             1,971,094
     8/15/21 ....................................................................      8,420,000             2,748,793
     8/15/22 ....................................................................      8,470,000             2,585,976
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
     8/15/07 ....................................................................      1,640,000             1,339,355
     8/15/08 ....................................................................      4,505,000             3,490,970
     8/15/09 ....................................................................      4,580,000             3,357,232
     8/15/10 ....................................................................      4,620,000             3,208,590
     8/15/13 ....................................................................      6,825,000             3,996,379
     8/15/14 ....................................................................      6,860,000             3,785,142
     8/15/16 ....................................................................      7,005,000             3,393,082
     8/15/17 ....................................................................      7,115,000             3,241,807
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
     Healthcare Inc., Refunding,
     Series B, MBIA Insured,10/01/18 ............................................     10,000,000             4,157,600
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
     Series C, zero cpn. to 10/01/05,
     6.05% thereafter, 10/01/19, MBIA Insured, ..................................     11,080,000             9,544,090
     6.10% thereafter, 10/01/21, MBIA Insured, ..................................      8,925,000             7,573,220
     6.15% thereafter, 10/01/23, MBIA Insured, ..................................     16,945,000            14,452,052
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     Capital Appreciation, Series A, FGIC Insured, 6/15/09 ......................      9,510,000             7,001,220
     Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, ETM, 6/15/09 ...      1,490,000             1,101,527
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 .........      8,000,000             5,583,600
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/11 .........      9,690,000             6,406,834
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/12 .........        250,000               258,150
     McCormick Place Expansion Project, Series A, FGIC Insured,
     Pre-Refunded, 6/15/12 ......................................................     11,550,000            12,199,572
     McCormick Place Exposition, Series A, FGIC Insured, 6/15/08 ................      7,185,000             5,595,462
     McCormick Place Exposition, Series A, FGIC Insured, ETM, 6/15/08 ...........      1,315,000             1,025,306
  Miami-Dade County Special Obligation, sub. lien, Series B,
     MBIA Insured, 10/01/34 .....................................................      5,500,000               856,735
  Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ..      5,250,000             4,202,520
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 1/15/21 ...............................................     50,000,000            35,021,500
     senior lien, ETM, 1/01/23 ..................................................      7,000,000             2,218,300


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  Shreveport Water and Sewer Revenue, Series B, FGIC Insured,
     12/01/07 ...................................................................    $   490,000         $     349,434
     12/01/08 ...................................................................      2,530,000             1,680,477
     12/01/09 ...................................................................      4,080,000             2,526,050
     12/01/10 ...................................................................      5,630,000             3,248,848
  University of Illinois Revenues, AMBAC Insured, 4/01/10 .......................     14,250,000            10,036,703
  Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
     Refunding, Series B, 7/01/12                                                      6,400,000             3,936,768
     Refunding, Series B, 7/01/13 ...............................................     11,000,000             6,373,510
     Refunding, Series B, 7/01/14 ...............................................      2,550,000             1,417,035
     Series B, 7/01/14 ..........................................................     12,450,000             6,845,010
                                                                                                         -------------
  TOTAL ZERO COUPON/STEP-UP BONDS ...............................................                          281,892,088
                                                                                                         -------------
  TOTAL LONG TERM INVESTMENTS (COST $6,900,359,107) .............................                        7,119,644,058
                                                                                                         -------------
(a) SHORT-TERM INVESTMENTS .7%
 CALIFORNIA
  Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put,
     1.65%, 8/01/30 .............................................................      1,400,000             1,400,000
                                                                                                         -------------
  MICHIGAN .1%
  Delta County EDC, Environmental Improvement Revenue, Mead Escanaba Paper Project,
     Refunding, Series C,
     Daily VRDN and Put, 1.65%, 12/01/23 ........................................      3,220,000             3,220,000
  Northern Michigan University Revenue, FGIC Insured, Daily VRDN and Put,
     1.70%, 6/01/31 .............................................................      2,000,000             2,000,000
                                                                                                         -------------
                                                                                                             5,220,000
                                                                                                         -------------
  NEW YORK .5%
  Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN
     and Put, 1.65%, 5/01/33 ....................................................      4,300,000             4,300,000
  New York City GO,
     Refunding, Series H, FSA Insured, Daily VRDN and Put, 1.65%, 8/01/19 .......      2,600,000             2,600,000
     Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
          1.65%, 8/01/14 ........................................................      5,300,000             5,300,000
     Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
          1.65%, 8/01/21 ........................................................      4,400,000             4,400,000
     Series H, Sub Series H-3, Daily VRDN and Put, 1.65%, 8/01/22 ...............      3,000,000             3,000,000
     Series H, Sub Series H-3, Daily VRDN and Put, 1.65%, 8/01/23 ...............      1,600,000             1,600,000
     Sub Series A-7, Daily VRDN and Put, 1.65%, 8/01/20 .........................      1,500,000             1,500,000
     Sub Series A-7, Daily VRDN and Put, 1.65%, 8/01/21 .........................      1,000,000             1,000,000
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series C, FGIC Insured, Daily VRDN and Put, 1.65%, 6/15/22 .................      1,600,000             1,600,000
     Series C, FGIC Insured, Daily VRDN and Put, 1.65%, 6/15/23 .................      2,900,000             2,900,000
     Series G, FGIC Insured, Daily VRDN and Put, 1.65%, 6/15/24 .................      5,000,000             5,000,000
  New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C,
     Daily VRDN and Put,
     1.65%, 5/01/28 .............................................................      2,600,000             2,600,000
                                                                                                         -------------
                                                                                                            35,800,000
                                                                                                         -------------
  OREGON
  Multnomah County Higher Educational Revenue, Concordia University Portland Project,
      Daily VRDN and Put,
      1.70%, 12/01/29 ...........................................................      1,500,000             1,500,000
                                                                                                         -------------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                                                      PRINCIPAL
                                                                                      AMOUNT                  VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SHORT-TERM INVESTMENTS (CONT.)
  WYOMING .1%
  Uinta County PCR, Chevron USA Inc. Project, Refunding, Daily VRDN and Put,
     1.70%, 8/15/20 .............................................................    $11,000,000        $   11,000,000
                                                                                                        --------------
  TOTAL SHORT-TERM INVESTMENTS (COST $54,920,000) ...............................                           54,920,000
                                                                                                        --------------
  TOTAL INVESTMENTS (COST $6,955,279,107) 98.8% .................................                        7,174,564,058
  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................                           84,040,274
                                                                                                        --------------
  NET ASSETS 100.0% .............................................................                       $7,258,604,332
                                                                                                        --------------



See Glossary of terms on page 59.

(a) Variable rate demand notes (VRNDs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 6 regarding defaulted securities.




                       See notes to financial statements.
58

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)




GLOSSARY OF TERMS
-------------------------------------------------------------------------------
AMBAC  -American Municipal Bond Assurance Corp.
BIG    -Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).
CDA    -Community Development Authority/Agency
COP    -Certificate of Participation
CRDA   -Community Redevelopment Authority/Agency
EDA    -Economic Development Authority
EDC    -Economic Development Corp.
EDR    -Economic Development Revenue
ETM    -Escrow to Maturity
FGIC   -Financial Guaranty Insurance Co.
FHA    -Federal Housing Authority/Agency
FI/GML -Federally Insured or Guaranteed Mortgage Loans
FNMA   -Federal National Mortgage Association
FSA    -Financial Security Assistance
GNMA   -Government National Mortgage Association
GO     -General Obligation
HDA    -Housing Development Authority/Agency
HFA    -Housing Finance Authority/Agency
HFAR   -Housing Finance Authority/Agency Revenue
HFC    -Housing Finance Corp.
HMR    -Home Mortgage Revenue
IDA    -Industrial Development Authority/Agency
IDAR   -Industrial Development Authority/Agency Revenue
IDB    -Industrial Development Board
IDBR   -Industrial Development Board Revenue
IDC    -Industrial Development Corp.
IDR    -Industrial Development Revenue
ISD    -Independent School District
LP     -Limited Partnership
MBIA   -Municipal Bond Investors Assurance Corp.
MBS    -Mortgage Backed Securities
MF     -Multi-Family
MFHR   -Multi-Family Housing Revenue
MFMR   -Multi-Family Mortgage Revenue
MFR    -Multi-Family Revenue
MTA    -Metropolitan Transit Authority
PBA    -Public Building Authority
PCR    -Pollution Control Revenue
PFA    -Public Finance Authority
PUD    -Public Utility District
RDA    -Redevelopment Authority/Agency
RDAR   -Redevelopment Authority/Agency Revenue
RMR    -Residential Mortgage Revenue
SF     -Single Family
SFHR   -Single Family Housing Revenue
SFM    -Single Family Mortgage
SFMR   -Single Family Mortgage Revenue
USD    -Unified School District
VRDN   -Variable Rate Demand Notes

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002

Assets:
 Investments in securities:
  Cost .................................................................................   $6,955,279,107
                                                                                           --------------
  Value ................................................................................    7,174,564,058
 Receivables:
  Investment securities sold ...........................................................        5,569,979
  Capital shares sold ..................................................................       10,889,307
  Interest .............................................................................      121,278,129
                                                                                           --------------
      Total assets .....................................................................    7,312,301,473
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................       39,949,998
  Capital shares redeemed ..............................................................        7,165,042
  Affiliates ...........................................................................        3,810,355
  Shareholders .........................................................................        2,304,167
 Distributions to shareholders .........................................................            6,938
 Funds advanced by custodian ...........................................................          145,060
 Other liabilities .....................................................................          315,581
                                                                                           --------------
      Total liabilities ................................................................       53,697,141
                                                                                           --------------
       Net assets, at value ............................................................   $7,258,604,332
                                                                                           --------------
Net assets consist of:
 Undistributed net investment income ...................................................   $    2,317,242
 Net unrealized appreciation ...........................................................      219,284,951
 Accumulated net realized loss .........................................................      (30,275,610)
 Capital shares ........................................................................    7,067,277,749
                                                                                           --------------
       Net assets, at value ............................................................   $7,258,604,332
                                                                                           --------------
CLASS A:
 Net asset value per share ($6,633,280,921 / 561,490,744 shares outstanding)(a) ........           $11.81
                                                                                           --------------
 Maximum offering price per share ($11.81 / 95.75%) ....................................           $12.33
                                                                                           --------------
CLASS B:
 Net asset value and maximum offering price per share ($220,757,413 / 18,698,660
    shares outstanding)(a) .............................................................           $11.81
                                                                                           --------------
CLASS C:
 Net asset value per share ($320,087,001 / 27,107,387 shares outstanding)(a) ...........           $11.81
                                                                                           --------------
 Maximum offering price per share ($11.81 / 99.00%) ....................................           $11.93
                                                                                           --------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($84,478,997 / 7,147,936
    shares outstanding) ................................................................           $11.82
                                                                                           --------------


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002


Investment income:
 Interest ...................................................   $411,569,586
                                                                ------------
Expenses:
 Management fees (Note 3) ...................................     32,255,396
 Distribution fees (Note 3)
  Class A ...................................................      5,563,515
  Class B ...................................................      1,130,071
  Class C ...................................................      1,854,218
 Transfer agent fees (Note 3) ...............................      3,338,925
 Custodian fees .............................................         64,996
 Reports to shareholders ....................................        239,406
 Registration and filing fees ...............................        283,242
 Professional fees ..........................................         66,867
 Directors' fees and expenses ...............................        122,681
 Other ......................................................        211,038
                                                                ------------
      Total expenses ........................................     45,130,355
                                                                ------------
       Net investment income ................................    366,439,231
                                                                ------------
Realized and unrealized gains:
 Net realized gain from investments .........................     11,330,018
 Net unrealized appreciation on investments .................     10,447,359
                                                                ------------
Net realized and unrealized gain ............................     21,777,377
                                                                ------------
Net increase in net assets resulting from operations ........   $388,216,608
                                                                ------------



                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2002 AND 2001

                                                                                 2002            2001
                                                                            ------------------------------
Increase in net assets:
 Operations:
  Net investment income ................................................    $ 366,439,231   $ 367,159,903
  Net realized gain from investments ...................................       11,330,018       5,497,147
  Net unrealized appreciation on investments ...........................       10,447,359     202,013,177
                                                                           ------------------------------
      Net increase in net assets resulting from operations .............      388,216,608     574,670,227
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................     (344,780,072)   (354,181,418)
   Class B .............................................................       (7,926,518)     (4,293,765)
   Class C .............................................................      (13,148,031)    (10,689,979)
   Advisor Class .......................................................         (407,063)             --
                                                                           ------------------------------
 Total distributions to shareholders ...................................     (366,261,684)   (369,165,162)
 Capital share transactions: (Note 2)
   Class A .............................................................      180,422,477     (86,183,707)
   Class B .............................................................      100,374,219      52,201,052
   Class C .............................................................       77,543,257      35,879,125
   Advisor Class .......................................................       83,616,410              --
                                                                           ------------------------------
 Total capital share transactions ......................................      441,956,363       1,896,470
      Net increase in net assets .......................................      463,911,287     207,401,535
Net assets
 Beginning of year .....................................................    6,794,693,045   6,587,291,510
                                                                           ------------------------------
 End of year ...........................................................   $7,258,604,332  $6,794,693,045
                                                                           ------------------------------
Undistributed net investment income included in net assets:
 End of year ...........................................................   $    2,317,242  $      690,252
                                                                           ------------------------------



                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but does not impact the net assets or the distributions of the Fund. Prior to May 1, 2001, de minimus market discount on fixed-income securities was included in realized gains and losses. The cumulative effect of this accounting change resulted in an increase of $2,297,230 in the recorded cost of investments and a corresponding decrease in net unrealized appreciation.

The effect of this change for the year ended April 30, 2002 was to increase net investment income by $398,133, increase unrealized gains by $458,824, and decrease realized gains by $856,957. The per share effect of this change for the year ended April 30, 2002, was less than $.005. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 20, 2002, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2002, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, one hundred million were designated to Class B, and five hundred million were designated to Advisor Class. Transactions in the Fund's shares were as follows:

                                                                      YEAR ENDED APRIL 30,
                                                    --------------------------------------------------------
                                                                2002                         2001
                                                    --------------------------------------------------------
                                                        SHARES      AMOUNT           SHARES      AMOUNT
                                                    --------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................................   73,959,968 $ 878,078,025      65,466,951  $763,099,239
 Shares issued in reinvestment of distributions ..   12,591,514   149,167,645      12,897,807   149,860,717
 Shares redeemed .................................  (71,387,183) (846,823,193)    (85,958,611) (999,143,663)
                                                    --------------------------------------------------------
 Net increase (decrease) .........................   15,164,299 $ 180,422,477      (7,593,853) $(86,183,707)
                                                    --------------------------------------------------------

CLASS B SHARES:
 Shares sold .....................................    9,327,698 $ 110,796,358       4,857,973  $ 56,929,781
 Shares issued in reinvestment of distributions ..      366,683     4,342,064         197,540     2,300,308
 Shares redeemed .................................   (1,248,255)  (14,764,203)       (603,114)   (7,029,037)
                                                    --------------------------------------------------------
 Net increase ....................................    8,446,126 $ 100,374,219       4,452,399  $ 52,201,052
                                                    --------------------------------------------------------

CLASS C SHARES:
 Shares sold .....................................    9,768,319 $ 115,994,085       6,207,687  $ 72,731,222
 Shares issued in reinvestment of distributions ..      650,137     7,700,830         540,022     6,278,549
 Shares redeemed .................................   (3,896,144)  (46,151,658)     (3,705,832)  (43,130,646)
                                                    --------------------------------------------------------
 Net increase ....................................    6,522,312 $  77,543,257       3,041,877  $ 35,879,125
                                                    --------------------------------------------------------

ADVISOR CLASS:(a)
 Shares sold .....................................      172,211 $   2,019,659
 Shares issued on merger (Note 7) ................    8,057,649    94,274,488
 Shares issued in reinvestment of distributions ..          124         1,444
 Shares redeemed .................................   (1,082,048)  (12,679,181)
                                                    --------------------------
 Net increase ....................................    7,147,936 $  83,616,410
                                                    --------------------------

(a) For the period March 20, 2002 (effective date) to April 30, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, LLC (Investor Services), and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
--------------------------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $4,894,014 and $522,956, respectively.

The Fund paid transfer agent fees of $3,338,925 of which $2,450,924 was paid to Investor Services.


4. INCOME TAXES

At April 30, 2002, the Fund had tax basis capital losses of $30,268,697 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008 ..........................  $ 7,109,829
         2009 ..........................   23,158,868
                                          -----------
                                          $30,268,697
                                          -----------

At April 30, 2002, the cost of investments, net unrealized appreciation, undistributed tax-exempt income and undistributed long term capital gains for income tax purposes were as follows:

        Cost of investments ..........  $6,953,447,614
                                        -------------
        Unrealized appreciation ......  $ 296,305,526
        Unrealized depreciation ......    (75,189,082)
                                        -------------
        Net unrealized appreciation ..  $ 221,116,444
                                        -------------
        Undistributed tax-exempt income $     478,836
        Undistributed long term capital gains      --
                                        -------------
        Distributable earnings .......  $     478,836
                                        -------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

The tax character of distributions paid during the year ended April 30, 2002, were the same for financial statement and tax purposes.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of non-deductible merger expenses, and bond discounts and premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2002 aggregated $1,339,469,050 and $895,536,867, respectively.


6. DEFAULTED SECURITIES

At April 30, 2002, the Fund held defaulted securities with a value aggregating $4,964,424 representing .07% of the Fund's net assets. For information as to the specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


7. MERGER

On March 28, 2002, the Fund acquired the net assets of the Fiduciary Trust International (FTI) Municipal Bond Fund pursuant to a plan of reorganization approved by FTI Municipal Bond Fund's shareholders. The merger was accomplished by a tax-free exchange of 8,057,649 Advisor Class shares of the Franklin Federal Tax-Free Income Fund (valued at $11.70) for the net assets of the FTI Municipal Bond Fund which aggregated $94,274,488, including $1,551,542 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Franklin Federal Tax-Free Income Fund immediately after the merger were $7,171,616,502.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN FEDERAL TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Federal Tax-Free Income Fund (hereafter referred to as the "Fund") at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 6, 2002

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Tax Designation

Under section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2002.

BOARD MEMBERS AND OFFICERS

The name, age and address of the Fund's board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

                                                        NUMBER OF
                                                   PORTFOLIOS IN FUND
                                        LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED  BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)  Director     Since 1982         105          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (69)      Director     Since 1982         133          Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                    company) and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (74)     Director     Since 1988         41           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the
Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (69)   Director     Since 1989         134          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (73)     Director     Since 1982         105          Director, The California Center for Land Recycling
One Franklin Parkway                                                    (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                        NUMBER OF
                                                   PORTFOLIOS IN FUND
                                        LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)     Director     Since 1992         133          Director, Martek Biosciences Corporation;
One Franklin Parkway                                                    WorldCom, Inc. (communications services);
San Mateo, CA 94403-1906                                                MedImmune, Inc. (biotechnology); Overstock.com
                                                                        (Internet services); and Spacehab, Inc. (aerospace
                                                                        services).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President,
National Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS                              NUMBER OF
                                                              PORTFOLIOS IN FUND
                                                  LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION           TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)         Vice President     Vice President      33            None
One Franklin Parkway           and Director       since 1986
San Mateo, CA 94403-1906                          and Director
                                                  since 1994

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and
officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)      Chairman of        Chairman of        133            None
One Franklin Parkway           the Board          the Board
San Mateo, CA 94403-1906       and Director       since 1993
                                                  and Director
                                                  since 1982

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (61)  President          President         117             None
One Franklin Parkway           and Director       since 1993
San Mateo, CA 94403-1906                          and Director
                                                  since 1982

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                           LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION        TIME SERVED      BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (37) Vice President  Since 2000        Not Applicable     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

SHEILA AMOROSO (42)        Vice President  Since 2000        Not Applicable     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (41)    Vice President  Vice President    Not Applicable   None
One Franklin Parkway       and Chief       and Chief
San Mateo, CA 94403-1906   Financial       Financial Officer
                           Officer         since 1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources,
Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer,
Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (54)         Vice President  Since 2000        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property
Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and formerly, President,
Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)      Vice President  Since 2000        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman,
Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                             LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION          TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)       Vice President    Since 1985    Not Applicable     None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice
President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)  Treasurer and     Since 2000    Not Applicable     None
One Franklin Parkway       Principal
San Mateo, CA 94403-1906   Accounting
                           Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (64)     Vice President    Since 2000    Not Applicable     None
One Franklin Parkway       and Secretary
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

THOMAS WALSH (40)          Vice President    Since 2000    Not Applicable     None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-Ben (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTERED MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund1
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund(2)
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund


FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.
3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.



                                                                           05/02

    [LOGO OMITTED]
FRANKLIN[REGISTERED MARK] TEMPLETON[REGISTERED MARK]
      INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906


ANNUAL REPORT
FRANKLIN FEDERAL TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN[REGISTERED MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Federal Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

116 A2002 06/02
[GRAPHIC OMITTED]
Printed on recycled paper